UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05594

Prudential Short-Term Corporate Bond Fund, Inc.

Exact name of registrant as specified in charter:

Address of principal executive offices:

Gateway Center 3,

100 Mulberry Street,

Newark, New Jersey 07102

Name and address of agent for service:

Deborah A. Docs

Gateway Center 3,

100 Mulberry Street,

Newark, New Jersey 07102

Registrant’s telephone number, including area code: 800-225-1852

Date of fiscal year end: 12/31/2010

Date of reporting period: 6/30/2010

Item 1 – Reports to Stockholders

SEMIANNUAL REPORT	JUNE 30, 2010

Prudential Short-Term Corporate Bond Fund, Inc.

(Formerly known as Dryden Short-Term Corporate Bond Fund)

Fund Type Corporate Bond Objective High current income consistent with the preservation of principal

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of June 30, 2010, were not audited and, accordingly, no auditor’s opinion is expressed on them.

Prudential Investments, Prudential, the Prudential logo and the Rock symbol are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

To enroll in e-delivery, go to www.prudentialfunds.com/edelivery

August 16, 2010

Dear Shareholder:

Earlier this year, Prudential Financial changed the name of its mutual fund family to Prudential Investments from JennisonDryden. Each of our funds now includes “Prudential” as part of its new name. The name of your fund has changed from the Dryden Short-Term Corporate Bond Fund to the Prudential Short-Term Corporate Bond Fund, Inc.

While the name of your Fund has changed, its investment objectives and portfolio management team remain the same. No action is required on your part. If you participate in an automatic investment plan, your account continues to be invested in the Fund under its new name.

Featuring the Prudential name in our funds creates an immediate connection to the experience and heritage of Prudential, a name recognized by millions for helping people grow and protect their wealth.

On the following pages, you will find your Fund’s semiannual report, including a table showing Fund performance over the first half of the fiscal year and for longer periods. The report also contains a listing of the Fund’s holdings at period-end. If you have questions about your Fund or the renaming of our mutual fund family, please contact your financial professional or visit our website at www.prudentialfunds.com.

Sincerely,

Judy A. Rice, President

Prudential Short-Term Corporate Bond Fund, Inc.

Prudential Short-Term Corporate Bond Fund, Inc.	1

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The maximum initial sales charge is 3.25% (Class A shares). Gross operating expenses: Class A, 0.79%; Class B, 1.49%; Class C, 1.49%; Class R, 1.24%; Class Z, 0.49%. Net operating expenses apply to: Class A, 0.74%; Class B, 1.49%; Class C, 1.33%; Class R, 0.99%; Class Z, 0.49%, after contractual reduction for Class A and Class R shares through 4/30/2011, and after contractual reduction for Class C shares through 4/30/2010.

Cumulative Total Returns (without sales charges) as of 6/30/10
	Six Months	One Year	Five Years	Ten Years	Since Inception
Class A	2.73%	8.41%	29.59%	67.62%	—
Class B	2.35	7.59	24.76	56.05	—
Class C	2.44	7.76	26.43	59.53	—
Class R	2.60	8.13	28.11	N/A	32.72% (5/17/04)
Class Z	2.94	8.67	31.31	72.12	—
Barclays Capital 1–5 Year U.S. Credit Index	3.20	9.11	29.17	77.67	—
Lipper Short/Int. Inv.-Grade Debt Funds Avg.	3.92	9.57	23.46	65.22	—

Average Annual Total Returns (with sales charges) as of 6/30/10
	One Year	Five Years	Ten Years	Since Inception
Class A	4.88%	4.63%	4.95%	—
Class B	4.59	4.52	4.55	—
Class C	6.76	4.80	4.78	—
Class R	8.13	5.08	N/A	4.73% (5/17/04)
Class Z	8.67	5.60	5.58	—
Barclays Capital 1–5 Year U.S. Credit Index	9.11	5.25	5.92	—
Lipper Short/Int. Inv.-Grade Debt Funds Avg.	9.57	4.28	5.13	—

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Distributions and Yields as of 6/30/10
	Total Distributions Paid for Six Months	30-Day SEC Yield
Class A	$0.24	2.18%
Class B	0.20	1.51
Class C	0.21	1.50
Class R	0.22	2.01
Class Z	0.25	2.50

Source: Prudential Investments LLC and Lipper Inc. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of such fee waivers and/or expense reimbursements, total returns would be lower.

Inception returns are provided for any share class with less than 10 calendar years of returns.

The average annual total returns take into account applicable sales charges. Class A, Class B, Class C, and Class R shares are subject to an annual distribution and service (12b-1) fee of up to 0.30%, 1.00%, 1.00%, and 0.75%, respectively. Approximately five years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. Class Z shares are not subject to a 12b-1 fee. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. Under certain circumstances, Class A shares may be subject to a contingent deferred sales charge (CDSC) of 0.50%. Class B and Class C shares are subject to a maximum CDSC of 3% and 1%, respectively. Class R and Class Z shares are not subject to a sales charge.

Benchmark Definitions

Barclays Capital 1–5 Year U.S. Credit Index

The Barclays Capital 1–5 Year U.S. Credit Index is an unmanaged index of publicly issued U.S. corporate and specified foreign debentures and secured notes that meet specific maturity (between one and five years), liquidity, and quality requirements. It gives an indication of how short- and intermediate-term bonds have performed. Barclays Capital 1–5 Year U.S. Credit Index Closest Month-End to Inception cumulative total return is 33.68% for Class R. Barclays Capital 1–5 Year U.S. Credit Index Closest Month-End to Inception average annual return is 4.89% for Class R.

Lipper Short/Intermediate Investment-Grade Debt Funds Average

The Lipper Short/Intermediate Investment-Grade Debt Funds Average (Lipper Average) represents returns based on an average return of all funds in the Lipper Short/Intermediate Investment-Grade Debt Funds category for the periods noted. Funds in the Lipper Average invest primarily in investment-grade debt issues (rated in the top four grades) with dollar-weighted average maturities of one to five years. Lipper Average Closest Month-End to Inception cumulative total return is 28.51% for Class R. Lipper Average Closest Month-End to Inception average annual return is 4.18% for Class R.

Investors cannot invest directly in an index or average. The returns for the Barclays Capital 1–5 Year U.S. Credit would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

Prudential Short-Term Corporate Bond Fund, Inc.	3

Your Fund’s Performance (continued)

Allocation expressed as a percentage of net assets as of 6/30/10
Corporate Bonds	92.7%
Commercial Mortgage-Backed Securities	2.8
Foreign Agencies	0.8
Municipal Bonds	0.7
Foreign Local Government	0.5
U.S. Treasury Obligations	0.2

Allocations reflect only long-term investments and are subject to change.

Credit Quality* expressed as a percentage of net assets as of 6/30/10
U.S. Government & Agency	0.2%
Aaa	3.7
Aa	12.7
A	35.7
Baa	41.1
Ba	3.5
B	0.8
Not Rated	5.1
Total Investments	102.8
Liabilities in excess of other assets	–2.8
Net Assets	100.0%

*Source: Moody’s rating, defaulting to S&P when not rated by Moody’s.

Credit Quality is subject to change.

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Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on January 1, 2010, at the beginning of the period, and held through the six-month period ended June 30, 2010. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of Prudential Investments funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and

Prudential Short-Term Corporate Bond Fund, Inc.	5

Fees and Expenses (continued)

expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential Short-Term Corporate Bond Fund, Inc.		Beginning Account Value January 1, 2010	Ending Account Value June 30, 2010	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,027.30	0.74%	$3.72
	Hypothetical	$1,000.00	$1,021.12	0.74%	$3.71

Class B	Actual	$1,000.00	$1,023.50	1.49%	$7.48
	Hypothetical	$1,000.00	$1,017.41	1.49%	$7.45

Class C	Actual	$1,000.00	$1,024.40	1.33%	$6.68
	Hypothetical	$1,000.00	$1,018.20	1.33%	$6.66

Class R	Actual	$1,000.00	$1,026.00	0.99%	$4.97
	Hypothetical	$1,000.00	$1,019.89	0.99%	$4.96

Class Z	Actual	$1,000.00	$1,029.40	0.49%	$2.47
	Hypothetical	$1,000.00	$1,022.36	0.49%	$2.46

* Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended June 30, 2010, and divided by the 365 days in the Fund’s fiscal year ending December 31, 2010 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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Portfolio of Investments

as of June 30, 2010 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)

LONG-TERM INVESTMENTS 97.7%
BANK LOAN

Technology
Lender Processing Services, Inc.(a) (cost $486,715)	Baa3	2.847%	07/02/14	$490	$487,142

COMMERCIAL MORTGAGE-BACKED SECURITIES 2.8%
Banc of America Commercial Mortgage, Inc., Ser. 2004-4, Class A3	AAA(b)	4.128	07/10/42	543	542,419
Citigroup Commercial Mortgage Trust, Ser. 2007-C6, Class A2(c)	Aaa	5.888	12/10/49	4,220	4,431,841
Citigroup/Deutsche Bank Commercial Mortgage Trust, Ser. 2006-CD2, Class A2	Aaa	5.408	01/15/46	9,560	9,637,650
Citigroup/Deutsche Bank Commercial Mortgage Trust, Ser. 2007-CD4, Class A2B	Aaa	5.205	12/11/49	14,249	14,664,376
Credit Suisse Mortgage Capital Certificates, Ser. 2007-C1, Class A2	Aaa	5.268	02/15/40	12,278	12,640,016
GE Capital Commercial Mortgage Corp., Ser. 2004-C2, Class A2	Aaa	4.119	03/10/40	2,847	2,862,000
GE Capital Commercial Mortgage Corp., Ser. 2005-C3, Class A2	AAA(b)	4.853	07/10/45	267	267,138
GMAC Commercial Mortgage Securities, Inc., Ser. 2004-C3, Class A3	AAA(b)	4.207	12/10/41	218	217,662
Greenwich Capital Commercial Funding Corp., Ser. 2003-C1, Class A2	Aaa	3.285	07/05/35	77	76,966
GS Mortgage Securities Corp. II, Ser. 2006-GG8, Class A2	Aaa	5.479	11/10/39	5,000	5,120,630
GS Mortgage Securities Corp. II, Ser. 2007-GG10, Class A2(c)	Aaa	5.778	08/10/45	12,330	12,764,164
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2005-LDP3, Class A2	Aaa	4.851	08/15/42	160	159,564
LB-UBS Commercial Mortgage Trust, Ser. 2005-C3, Class A3	Aaa	4.647	07/15/30	15,000	15,345,480

See Notes to Financial Statements.

Prudential Short-Term Corporate Bond Fund, Inc.	7

Portfolio of Investments

as of June 30, 2010 (Unaudited) continued

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)

LB-UBS Commercial Mortgage Trust, Ser. 2005-C5, Class A2	AAA(b)	4.885%	09/15/30	$1,732	$1,778,482
LB-UBS Commercial Mortgage Trust, Ser. 2007-C2, Class A2	AAA(b)	5.303	02/15/40	15,000	15,494,625
Merrill Lynch Mortgage Trust, Ser. 2005-CIP1, Class A2	Aaa	4.960	07/12/38	1,388	1,418,721
Wachovia Bank Commercial Mortgage Trust, Ser. 2006-C28, Class A2	Aaa	5.500	10/15/48	3,000	3,069,121

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $100,325,416)					100,490,855

CORPORATE BONDS 92.7%

Aerospace & Defense 1.5%
BAE Systems Holdings, Inc., Gtd. Notes, 144A	Baa2	4.750	08/15/10	1,240	1,245,247
BAE Systems Holdings, Inc., Gtd. Notes, 144A(d)	Baa2	4.950	06/01/14	2,500	2,712,157
BAE Systems Holdings, Inc., Gtd. Notes, 144A	Baa2	6.400	12/15/11	5,750	6,104,608
Boeing Capital Corp., Sr. Unsec’d. Notes	A2	3.250	10/27/14	4,750	4,947,315
Boeing Co. (The), Sr. Unsec’d. Notes	A2	3.500	02/15/15	8,835	9,319,697
Boeing Co. (The), Sr. Unsec’d. Notes	A2	5.000	03/15/14	2,400	2,669,933
General Dynamics Corp., Gtd. Notes	A2	1.800	07/15/11	7,525	7,575,899
General Dynamics Corp., Gtd. Notes	A2	5.250	02/01/14	2,115	2,373,265
Martin Marietta Corp., Gtd. Notes	Baa1	7.375	04/15/13	3,000	3,410,244
Northrop Grumman Corp., Sr. Unsec’d. Notes(d)	Baa2	3.700	08/01/14	4,500	4,719,730
Northrop Grumman Systems Corp., Gtd. Notes	Baa1	7.125	02/15/11	3,910	4,049,955
Raytheon Co., Sr. Unsec’d. Notes	Baa1	5.500	11/15/12	2,000	2,195,504
Rockwell Collins, Inc., Sr. Unsec’d. Notes	A1	4.750	12/01/13	2,000	2,165,628

					53,489,182

See Notes to Financial Statements.

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	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)

Airlines 0.4%
American Airlines, Inc., Pass-Through Trust 2001-01, Pass-thru Certs., Ser. 01-1	B2	6.817%	05/23/11	$700	$700,000
American Airlines, Inc., Pass-Through Trust 2001-02, Pass-thru Certs., Ser. 01-2	Ba1	7.858	10/01/11	205	208,588
Continental Airlines, Inc., Pass-thru Certs., Ser. 00-2	Baa2	7.487	10/02/10	910	914,550
Continental Airlines, Inc., Pass-thru Certs., Ser. 01-1	Ba1	7.373	12/15/15	204	191,361
Delta Air Lines, Inc., Pass-thru Certs.	Baa2	6.200	07/02/18	5,435	5,489,350
Delta Air Lines, Inc., Pass-thru Certs., Ser. 00A2(d)	BBB-(b)	7.570	11/18/10	2,000	2,025,000
Delta Air Lines, Inc., Pass-thru Certs., Ser. 01A2(d)	BBB-(b)	7.111	09/18/11	6,150	6,349,875

					15,878,724

Automotive 1.4%
American Honda Finance Corp., Sr. Unsec’d. Notes, 144A	A1	2.375	03/18/13	10,000	10,139,070
American Honda Finance Corp., Sr. Unsec’d. Notes, 144A	A1	6.700	10/01/13	1,000	1,138,188
Daimler Finance North America LLC, Gtd. Notes, MTN	A3	5.750	09/08/11	11,155	11,616,170
Daimler Finance North America LLC, Gtd. Notes	A3	5.875	03/15/11	17,670	18,206,567
Harley-Davidson Funding Corp., Gtd. Notes, 144A, MTN	Baa1	5.750	12/15/14	1,175	1,212,265
Johnson Controls, Inc., Sr. Unsec’d. Notes	Baa2	5.250	01/15/11	1,195	1,213,928
PACCAR Financial Corp., Notes, MTN	A1	1.950	12/17/12	8,550	8,635,072

					52,161,260

Banking 23.2%
Abbey National Treasury Services PLC (United Kingdom), Gtd. Notes., 144A, MTN	Aa3	3.875	11/10/14	7,250	7,158,433
American Express Bank FSB, Sr. Unsec’d. Notes	A2	5.500	04/16/13	9,000	9,724,788
American Express Co., Sr. Unsec’d. Notes	A3	7.250	05/20/14	3,900	4,432,857

See Notes to Financial Statements.

Prudential Short-Term Corporate Bond Fund, Inc.	9

Portfolio of Investments

as of June 30, 2010 (Unaudited) continued

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)

Banking (cont’d.)
American Express Credit Corp., Sr. Unsec’d. Notes, MTN(d)	A2	5.125%	08/25/14	$7,400	$7,961,445
American Express Credit Corp., Sr. Unsec’d. Notes, Ser. C, MTN	A2	7.300	08/20/13	15,800	17,888,839
ANZ National International Ltd. (New Zealand), Gtd. Notes., 144A	Aa2	2.375	12/21/12	5,000	5,064,470
ANZ National International Ltd. (New Zealand), Gtd. Notes., 144A, MTN	Aa2	6.200	07/19/13	2,500	2,769,728
Bank of America Corp., Sr. Unsec’d. Notes	A2	4.500	04/01/15	9,700	9,803,994
Bank of America Corp., Sr. Unsec’d. Notes	A2	4.875	01/15/13	15,000	15,675,690
Bank of America Corp., Sr. Unsec’d. Notes, MTN	A2	4.900	05/01/13	5,250	5,500,336
Bank of America Corp., Sr. Unsec’d. Notes	A2	5.375	08/15/11	2,500	2,597,528
Bank of America Corp., Sr. Unsec’d. Notes	A2	5.375	09/11/12	4,000	4,177,836
Bank of America Corp., Sr. Unsec’d. Notes, MTN	A2	7.375	05/15/14	20,300	22,751,448
Bank of America Corp., Sub. Notes	A3	4.750	08/15/13	7,000	7,187,600
Bank of New York Mellon Corp. (The), Sr. Unsec’d. Notes, MTN	Aa2	2.950	06/18/15	15,000	15,174,165
Bank of New York Mellon Corp. (The), Sr. Unsec’d. Notes, MTN(e)	Aa2	5.125	08/27/13	4,600	5,071,900
Bank One Corp., Sub. Notes	A1	5.900	11/15/11	5,000	5,254,385
Barclays Bank PLC (United Kingdom), Sr. Unsec’d. Notes	Aa3	2.500	01/23/13	8,700	8,664,774
Barclays Bank PLC (United Kingdom), Sr. Unsec’d. Notes	Aa3	5.200	07/10/14	7,050	7,440,232
Barclays Bank PLC (United Kingdom), Sr. Unsec’d. Notes	Aa3	5.450	09/12/12	550	584,495
BB&T Corp., Sr. Unsec’d. Notes, MTN	A1	3.850	07/27/12	5,000	5,212,405
Bear Stearns Cos. LLC (The), Sr. Unsec’d. Notes	Aa3	5.350	02/01/12	3,000	3,171,678
Capital One Financial Corp., Sr. Unsec’d. Notes, MTN	Baa1	5.700	09/15/11	10,230	10,642,156

See Notes to Financial Statements.

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	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)

Banking (cont’d.)
Capital One Financial Corp., Sr. Unsec’d. Notes(d)	Baa1	7.375%	05/23/14	$10,409	$11,902,234
Citigroup, Inc., Sr. Unsec’d. Notes	A3	5.250	02/27/12	3,000	3,107,181
Citigroup, Inc., Sr. Unsec’d. Notes	A3	5.500	04/11/13	38,815	40,348,309
Citigroup, Inc., Sr. Unsec’d. Notes, MTN(d)	A3	5.500	10/15/14	9,295	9,556,329
Citigroup, Inc., Sr. Unsec’d. Notes	A3	5.850	07/02/13	4,000	4,187,852
Citigroup, Inc., Sr. Unsec’d. Notes	A3	6.000	12/13/13	6,540	6,861,199
Citigroup, Inc., Sr. Unsec’d. Notes	A3	6.375	08/12/14	16,225	17,233,432
Citigroup, Inc., Sr. Unsec’d. Notes	A3	6.500	08/19/13	10,915	11,626,407
Citigroup, Inc., Sub. Notes	Baa1	4.875	05/07/15	2,000	1,983,082
Citigroup, Inc., Sub. Notes	Baa1	5.000	09/15/14	9,360	9,361,872
Commonwealth Bank of Australia (Australia), Sr. Unsec’d. Notes, 144A	Aa1	3.750	10/15/14	12,445	12,793,771
Countrywide Financial Corp., Gtd. Notes, MTN	A2	5.800	06/07/12	10,182	10,706,821
Credit Suisse/NY (Switzerland), Sr. Unsec’d. Notes, MTN	Aa1	5.000	05/15/13	22,636	24,183,918
Credit Suisse/NY (Switzerland), Sr. Unsec’d. Notes, MTN	Aa1	5.500	05/01/14	2,250	2,460,015
Credit Suisse USA, Inc., Gtd. Notes	Aa1	6.125	11/15/11	1,250	1,327,846
Credit Suisse USA, Inc., Gtd. Notes	Aa1	6.500	01/15/12	2,000	2,143,108
Deutsche Bank AG/London (Germany), Sr. Unsec’d. Notes	Aa3	2.375	01/11/13	5,000	5,026,620
Deutsche Bank AG/London (Germany), Sr. Unsec’d. Notes, MTN	Aa3	4.875	05/20/13	12,500	13,346,663
FIA Card Services NA, Sub. Notes, MTN	A1	6.625	06/15/12	3,000	3,196,395
FIA Card Services NA, Sub. Notes, 144A	A1	7.125	11/15/12	2,375	2,586,054
Fifth Third Bancorp, Sr. Unsec’d. Notes	Baa1	6.250	05/01/13	430	467,827
Goldman Sachs Group, Inc. (The), Sr. Notes, MTN	A1	3.625	08/01/12	3,965	4,039,169
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A1	4.750	07/15/13	11,000	11,484,803
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes(d)	A1	5.125	01/15/15	10,000	10,504,350

See Notes to Financial Statements.

Prudential Short-Term Corporate Bond Fund, Inc.	11

Portfolio of Investments

as of June 30, 2010 (Unaudited) continued

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)

Banking (cont’d.)
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A1	5.150%	01/15/14	$15,259	$15,976,722
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A1	5.250	10/15/13	5,830	6,145,455
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A1	5.450	11/01/12	3,005	3,165,587
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, MTN	A1	6.000	05/01/14	12,500	13,433,300
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A1	6.600	01/15/12	2,375	2,511,902
HSBC Bank PLC (United Kingdom), Sr. Notes, 144A(d)	Aa2	3.500	06/28/15	6,730	6,794,743
HSBC Bank PLC (United Kingdom), Sub. Notes	A2	6.950	03/15/11	1,338	1,383,232
HSBC Holdings PLC (United Kingdom), Sub. Notes	A1	5.250	12/12/12	8,997	9,457,619
ICICI Bank Ltd. (Singapore), Sr. Unsec’d. Notes, 144A	Baa2	5.750	11/16/10	440	443,007
JPMorgan Chase & Co., Sr. Unsec’d. Notes	Aa3	3.400	06/24/15	10,000	10,022,690
JPMorgan Chase & Co., Sr. Unsec’d. Notes	Aa3	3.700	01/20/15	13,175	13,475,983
JPMorgan Chase & Co., Sr. Unsec’d. Notes	Aa3	4.750	05/01/13	6,900	7,360,961
JPMorgan Chase & Co., Sr. Unsec’d. Notes	Aa3	5.375	10/01/12	1,000	1,080,832
JPMorgan Chase & Co., Sr. Unsec’d. Notes, MTN	Aa3	5.375	01/15/14	5,515	5,935,541
JPMorgan Chase & Co., Sr. Unsec’d. Notes, MTN	Aa3	5.600	06/01/11	1,525	1,588,539
JPMorgan Chase & Co., Sub. Notes	A1	5.125	09/15/14	19,150	20,435,540
JPMorgan Chase & Co., Sub. Notes	A1	5.750	01/02/13	20,437	21,980,504
JPMorgan Chase & Co., Sub. Notes	A1	6.750	02/01/11	500	516,260
JPMorgan Chase Capital XXVI (Capital Security, fixed to floating preferred)	A2	8.000	05/15/48	16	422,400
KeyBank NA, Sub. Notes(d)	A3	5.700	08/15/12	1,300	1,375,319
Lloyds TSB Bank PLC (United Kingdom), Gtd. Notes., 144A, MTN	Aa3	4.375	01/12/15	14,400	13,873,810

See Notes to Financial Statements.

12	Visit our website at www.prudentialfunds.com

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)

Banking (cont’d.)
Merrill Lynch & Co., Inc., Sr. Unsec’d. Notes, MTN	A2	5.450%	02/05/13	$15,220	$15,966,358
Merrill Lynch & Co., Inc., Sr. Unsec’d. Notes, MTN	A2	6.050	08/15/12	1,665	1,770,305
Morgan Stanley, Sr. Unsec’d. Notes, Ser. G, MTN	A2	4.100	01/26/15	5,000	4,872,890
Morgan Stanley, Sr. Unsec’d. Notes	A2	4.200	11/20/14	10,000	9,874,380
Morgan Stanley, Sr. Unsec’d. Notes	A2	5.300	03/01/13	7,810	8,121,682
Morgan Stanley, Sr. Unsec’d. Notes	A2	5.375	10/15/15	475	481,115
Morgan Stanley, Sr. Unsec’d. Notes, Ser. G, MTN	A2	5.750	08/31/12	10,000	10,479,300
Morgan Stanley, Sr. Unsec’d. Notes, MTN	A2	6.000	05/13/14	10,000	10,595,860
Morgan Stanley, Sr. Unsec’d. Notes, MTN	A2	6.000	04/28/15	9,590	10,022,269
Morgan Stanley, Sr. Unsec’d. Notes	A2	6.600	04/01/12	10,000	10,612,450
Morgan Stanley, Sr. Unsec’d. Notes	A2	6.750	04/15/11	3,000	3,103,839
National Australia Bank Ltd. (Australia), Sr. Unsec’d. Notes, 144A	Aa1	2.500	01/08/13	10,000	10,100,060
National City Bank, Sub. Notes	A2	4.625	05/01/13	3,350	3,555,415
Nordea Bank AB (Sweden), Sr. Unsec’d. Notes, 144A	Aa2	3.700	11/13/14	7,900	8,047,793
Northern Trust Corp., Sr. Unsec’d. Notes	A1	5.500	08/15/13	1,385	1,541,031
PNC Funding Corp., Gtd. Notes	A3	3.000	05/19/14	5,575	5,628,436
PNC Funding Corp., Gtd. Notes	A3	3.625	02/08/15	4,575	4,709,299
PNC Funding Corp., Gtd. Notes	A3	4.250	09/21/15	6,500	6,795,802
PNC Funding Corp., Gtd. Notes	A3	5.400	06/10/14	3,630	3,975,507
Rabobank Nederland NV (Netherlands), Sr. Unsec’d. Notes, 144A	Aaa	2.650	08/17/12	3,000	3,058,839
Rabobank Nederland NV (Netherlands), Sr. Unsec’d. Notes, 144A	Aaa	4.200	05/13/14	3,850	4,087,711
Royal Bank of Scotland PLC (The) (United Kingdom), Gtd. Notes., 144A, MTN	Aa3	4.875	08/25/14	5,250	5,265,288
State Street Corp., Sr. Unsec’d. Notes	A1	4.300	05/30/14	3,500	3,727,297

See Notes to Financial Statements.

Prudential Short-Term Corporate Bond Fund, Inc.	13

Portfolio of Investments

as of June 30, 2010 (Unaudited) continued

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)

Banking (cont’d.)
SunTrust Banks, Inc., Sr. Unsec’d. Notes	Baa1	5.250%	11/05/12	$610	$640,351
Svenska Handelsbanken AB (Sweden), Sr. Unsec’d. Notes, 144A	Aa2	2.875	09/14/12	7,140	7,246,757
Svenska Handelsbanken AB (Sweden), Sr. Unsec’d. Notes, 144A	Aa2	4.875	06/10/14	2,500	2,639,635
UBS AG (Switzerland), Sr. Unsec’d. Notes, Ser. DPNT, MTN	Aa3	3.875	01/15/15	2,500	2,487,625
US Bancorp, Sr. Notes	Aa3	2.000	06/14/13	17,075	17,237,913
US Bank NA, Sub. Notes	Aa2	6.300	02/04/14	665	753,924
Wachovia Corp., Sr. Unsec’d. Notes(c)	A1	0.443	04/23/12	5,000	4,940,435
Wachovia Corp., Sr. Unsec’d. Notes, MTN(c)	A1	2.114	05/01/13	5,000	5,086,450
Wachovia Corp., Sr. Unsec’d. Notes, MTN	A1	5.500	05/01/13	24,100	26,156,670
Wachovia Corp., Sr. Unsec’d. Notes, MTN	A1	5.700	08/01/13	4,900	5,335,987
Wachovia Corp., Sub. Notes	A2	5.250	08/01/14	7,650	8,101,243
Wells Fargo & Co., Sr. Unsec’d. Notes, Ser. I, MTN	A1	3.750	10/01/14	5,000	5,119,150
Wells Fargo & Co., Sr. Unsec’d. Notes	A1	5.250	10/23/12	19,250	20,600,638
Wells Fargo Capital XIII, Ltd. Gtd. Notes, Ser. G, MTN(c)	Ba1	7.700	12/29/49	500	505,000
Wells Fargo Capital XV, Ltd. Gtd. Notes(c)	Ba1	9.750	12/31/49	5,000	5,350,000
Westpac Banking Corp. (Australia), Sr. Unsec’d. Notes	Aa1	2.250	11/19/12	13,245	13,357,609
Westpac Banking Corp. (Australia), Sr. Unsec’d. Notes	Aa1	4.200	02/27/15	5,000	5,204,050

					838,882,748

Brokerage 0.4%
BlackRock, Inc., Sr. Unsec’d. Notes	A1	3.500	12/10/14	5,980	6,201,882
Charles Schwab Corp. (The), Sr. Unsec’d. Notes	A2	4.950	06/01/14	2,150	2,331,097
Janus Capital Group, Inc., Sr. Unsec’d. Notes	Baa3	6.500	06/15/12	650	670,841

See Notes to Financial Statements.

14	Visit our website at www.prudentialfunds.com

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)

Brokerage (cont’d.)
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, MTN(f)	NR	5.250%	02/06/12	$1,520	$300,200
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, MTN(f)	NR	5.625	01/24/13	1,000	202,500
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, MTN(f)	NR	6.000	07/19/12	900	177,750
Nomura Holdings, Inc. (Japan), Sr. Unsec’d. Notes(d)	Baa2	5.000	03/04/15	5,760	6,086,454

					15,970,724

Building Materials & Construction 0.3%
CRH America, Inc., Gtd. Notes	Baa1	5.300	10/15/13	2,000	2,149,966
CRH America, Inc., Gtd. Notes	Baa1	5.625	09/30/11	570	591,665
CRH America, Inc., Gtd. Notes	Baa1	6.950	03/15/12	4,000	4,331,884
D.R. Horton, Inc., Gtd. Notes	Ba3	6.000	04/15/11	2,510	2,566,475
Hanson Ltd. (United Kingdom), Gtd. Notes	B1	7.875	09/27/10	620	621,550
Lafarge SA (France), Sr. Unsec’d. Notes	Baa3	6.150	07/15/11	700	717,381
Mohawk Industries, Inc., Sr. Unsec’d. Notes	Ba2	6.875	01/15/16	1,400	1,424,500

					12,403,421

Cable 2.7%
Charter Communications Operating LLC/Charter Communications Operating Capital, Sec’d. Notes, 144A	B1	8.000	04/30/12	9,000	9,360,000
Comcast Cable Communications Holdings, Inc., Gtd. Notes	Baa1	8.375	03/15/13	4,780	5,535,087
Comcast Cable Communications LLC, Gtd. Notes	Baa1	6.750	01/30/11	1,810	1,866,637
Comcast Corp., Gtd. Notes	Baa1	5.300	01/15/14	6,300	6,915,075
Comcast Corp., Gtd. Notes	Baa1	5.450	11/15/10	1,145	1,163,911
Comcast Corp., Gtd. Notes	Baa1	5.500	03/15/11	1,800	1,853,996
Comcast Corp., Gtd. Notes	Baa1	6.500	01/15/15	8,200	9,411,476
Comcast Holdings Corp., Gtd. Notes	Baa2	10.625	07/15/12	3,000	3,491,283
COX Communications, Inc., Sr. Unsec’d. Notes	Baa2	5.450	12/15/14	3,501	3,864,334

See Notes to Financial Statements.

Prudential Short-Term Corporate Bond Fund, Inc.	15

Portfolio of Investments

as of June 30, 2010 (Unaudited) continued

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)

Cable (cont’d.)
COX Communications, Inc., Sr. Unsec’d. Notes	Baa2	6.750%	03/15/11	$390	$403,022
COX Communications, Inc., Sr. Unsec’d. Notes	Baa2	7.750	11/01/10	2,300	2,346,718
COX Communications, Inc., Unsec’d. Notes	Baa2	4.625	06/01/13	1,950	2,079,182
COX Communications, Inc., Unsec’d. Notes	Baa2	7.125	10/01/12	765	850,001
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Gtd. Notes	Baa2	3.550	03/15/15	6,295	6,336,767
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Gtd. Notes	Baa2	4.750	10/01/14	6,320	6,693,335
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Gtd. Notes	Baa2	7.625	05/15/16	2,500	2,715,625
DISH DBS Corp., Gtd. Notes(d)	Ba3	6.375	10/01/11	4,500	4,646,250
Time Warner Cable, Inc., Gtd. Notes(d)	Baa2	3.500	02/01/15	6,600	6,746,923
Time Warner Cable, Inc., Gtd. Notes	Baa2	5.400	07/02/12	2,880	3,076,344
Time Warner Cable, Inc., Gtd. Notes	Baa2	6.200	07/01/13	7,560	8,455,406
Time Warner Cable, Inc., Gtd. Notes	Baa2	8.250	02/14/14	9,535	11,270,809

					99,082,181

Capital Goods 2.2%
Caterpillar Financial Services Corp., Sr. Unsec’d. Notes, MTN	A2	1.900	12/17/12	6,400	6,480,102
Caterpillar Financial Services Corp., Sr. Unsec’d. Notes, MTN	A2	4.850	12/07/12	6,270	6,775,531
Caterpillar Financial Services Corp., Sr. Unsec’d. Notes, MTN	A2	6.200	09/30/13	455	516,124
Emerson Electric Co., Sr. Unsec’d. Notes	A2	4.125	04/15/15	3,000	3,240,516
Emerson Electric Co., Sr. Unsec’d. Notes	A2	4.625	10/15/12	1,086	1,168,117
Erac USA Finance LLC, Gtd. Notes, 144A (original cost $3,329,864; purchased 06/24/10)(g)	Baa2	2.750	07/01/13	3,335	3,345,252
Erac USA Finance LLC, Gtd. Notes, 144A (original cost $6,241,857; purchased 10/10/07 - 01/22/10)(a)(g)	Baa2	5.800	10/15/12	5,900	6,368,897

See Notes to Financial Statements.

16	Visit our website at www.prudentialfunds.com

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)

Capital Goods (cont’d.)
Erac USA Finance LLC, Gtd. Notes, 144A (original cost $815,000; purchased 05/08/09)(a)(g)	Baa2	5.900%	11/15/15	$1,000	$1,110,315
Erac USA Finance LLC, Gtd. Notes, 144A (original cost $3,406,536; purchased 01/18/06 - 10/22/09)(a)(g)	Baa2	8.000	01/15/11	3,196	3,299,317
Honeywell International, Inc., Sr. Unsec’d. Notes(h)	A2	3.875	02/15/14	2,820	3,033,350
Illinois Tool Works, Inc., Sr. Unsec’d. Notes	A1	5.150	04/01/14	2,000	2,244,896
ITT Corp., Sr. Unsec’d. Notes	Baa1	4.900	05/01/14	3,500	3,813,911
John Deere Capital Corp., Notes, MTN	A2	5.400	10/17/11	3,250	3,428,542
John Deere Capital Corp., Sr. Unsec’d. Notes, MTN	A2	1.875	06/17/13	6,400	6,434,688
John Deere Capital Corp., Sr. Unsec’d. Notes, MTN	A2	2.950	03/09/15	4,840	4,969,625
John Deere Capital Corp., Sr. Unsec’d. Notes, MTN	A2	4.500	04/03/13	2,500	2,692,835
John Deere Capital Corp., Sr. Unsec’d. Notes, MTN	A2	4.950	12/17/12	1,565	1,693,799
John Deere Capital Corp., Sr. Unsec’d. Notes, MTN	A2	5.250	10/01/12	1,000	1,083,599
John Deere Capital Corp., Sr. Unsec’d. Notes, MTN	A2	5.650	07/25/11	2,500	2,614,748
Siemens Financieringsmaatschappij NV (Netherlands), Gtd. Notes, 144A	A1	5.500	02/16/12	508	539,621
Timken Co., Sr. Unsec’d. Notes	Baa3	6.000	09/15/14	2,665	2,918,146
Tyco International Finance SA (Luxembourg), Gtd. Notes	Baa1	4.125	10/15/14	1,100	1,167,650
Tyco International Finance SA (Luxembourg), Gtd. Notes	Baa1	6.750	02/15/11	1,000	1,037,010
Waste Management, Inc., Gtd. Notes	Baa3	6.375	11/15/12	7,730	8,469,668
Waste Management, Inc., Gtd. Notes(d)	Baa3	6.375	03/11/15	1,000	1,146,775

					79,593,034

See Notes to Financial Statements.

Prudential Short-Term Corporate Bond Fund, Inc.	17

Portfolio of Investments

as of June 30, 2010 (Unaudited) continued

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)

Chemicals 1.9%
Chevron Phillips Chemical Co. LLC, Sr. Notes, 144A	Baa1	7.000%	06/15/14	$2,500	$2,869,932
Dow Chemical Co. (The), Sr. Unsec’d. Notes	Baa3	4.850	08/15/12	5,000	5,274,275
Dow Chemical Co. (The), Sr. Unsec’d. Notes	Baa3	5.900	02/15/15	9,000	9,835,434
Dow Chemical Co. (The), Sr. Unsec’d. Notes	Baa3	6.000	10/01/12	476	511,817
Dow Chemical Co. (The), Sr. Unsec’d. Notes	Baa3	6.125	02/01/11	1,580	1,610,458
Dow Chemical Co. (The), Sr. Unsec’d. Notes	Baa3	7.600	05/15/14	13,083	15,109,073
E.I. du Pont de Nemours & Co., Sr. Unsec’d. Notes	A2	3.250	01/15/15	6,670	6,958,311
E.I. du Pont de Nemours & Co., Sr. Unsec’d. Notes	A2	5.000	07/15/13	1,145	1,255,174
E.I. du Pont de Nemours & Co., Sr. Unsec’d. Notes	A2	5.000	01/15/13	735	797,717
ICI Wilmington, Inc., Gtd. Notes	Baa1	5.625	12/01/13	6,745	7,309,030
INVISTA, Sr. Unsec’d. Notes, 144A (original cost $482,366; purchased date 05/12/10)(a)(g)	Ba3	9.250	05/01/12	477	484,155
Lubrizol Corp., Gtd. Notes	Baa2	5.500	10/01/14	5,860	6,307,804
Potash Corp. of Saskatchewan, Inc. (Canada), Sr. Unsec’d. Notes	Baa1	5.250	05/15/14	7,000	7,721,259
PPG Industries, Inc., Sr. Unsec’d. Notes	Baa1	5.750	03/15/13	1,000	1,094,022

					67,138,461

Consumer 0.9%
Clorox Co. (The), Sr. Unsec’d. Notes	Baa2	5.450	10/15/12	8,079	8,787,464
Colgate-Palmolive Co., Sr. Unsec’d. Notes, Ser. F, MTN	Aa3	3.150	08/05/15	6,600	6,917,519
Fortune Brands, Inc., Sr. Unsec’d. Notes	Baa3	5.125	01/15/11	2,165	2,206,596
Fortune Brands, Inc., Sr. Unsec’d. Notes	Baa3	6.375	06/15/14	1,250	1,391,361
Koninklijke Philips Electronics NV (Netherlands), Sr. Unsec’d. Notes	A3	4.625	03/11/13	1,000	1,078,002

See Notes to Financial Statements.

18	Visit our website at www.prudentialfunds.com

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)

Consumer (cont’d.)
Procter & Gamble Co. (The), Sr. Unsec’d. Notes(d)	Aa3	3.150%	09/01/15	$4,500	$4,728,668
Procter & Gamble Co. (The), Sr. Unsec’d. Notes(d)	Aa3	3.500	02/15/15	2,000	2,130,808
Whirlpool Corp., Sr. Unsec’d. Notes	Baa3	6.125	06/15/11	415	429,756
Whirlpool Corp., Unsec’d. Notes, MTN	Baa3	8.600	05/01/14	3,000	3,537,021

					31,207,195

Electric 5.3%
AES Corp. (The), Sr. Unsec’d. Notes	B1	9.375	09/15/10	500	502,500
Alabama Power Co., Sr. Unsec’d. Notes, Ser. HH	A2	5.100	02/01/11	835	855,073
Alliant Energy Corp., Sr. Unsec’d. Notes	Baa1	4.000	10/15/14	2,000	2,063,780
Ameren Corp., Sr. Unsec’d. Notes	Baa3	8.875	05/15/14	5,000	5,796,185
Arizona Public Service Co., Sr. Unsec’d. Notes	Baa2	6.375	10/15/11	2,640	2,794,202
Baltimore Gas & Electric Co., Sr. Unsec’d. Notes	Baa2	6.125	07/01/13	950	1,060,463
CenterPoint Energy Houston Electric LLC, Genl. Ref. Mtge., Ser. U	Baa1	7.000	03/01/14	4,310	5,000,044
Cleveland Electric Illuminating Co. (The), Sr. Unsec’d. Notes	Baa3	5.650	12/15/13	3,300	3,557,189
Consolidated Edison Co. of New York, Inc., Sr. Unsec’d. Notes	A3	5.550	04/01/14	2,500	2,799,195
Consolidated Natural Gas Co., Sr. Unsec’d. Notes, Ser. C	Baa2	6.250	11/01/11	5,000	5,300,790
Consumers Energy Co., First Mtge. Bonds, Ser. D	A3	5.375	04/15/13	1,500	1,633,483
Delmarva Power & Light Co., First Mtge. Bonds	A3	6.400	12/01/13	2,000	2,278,268
Detroit Edison Co. (The), Sr. Sec’d. Notes	A2	6.400	10/01/13	1,000	1,137,581
Dominion Resources, Inc., Sr. Unsec’d. Notes, Ser. B	Baa2	6.250	06/30/12	2,000	2,179,972
DTE Energy Co., Sr. Unsec’d. Notes	Baa2	7.625	05/15/14	1,550	1,811,425
Duke Energy Corp., Sr. Unsec’d. Notes	Baa2	3.950	09/15/14	5,000	5,257,130

See Notes to Financial Statements.

Prudential Short-Term Corporate Bond Fund, Inc.	19

Portfolio of Investments

as of June 30, 2010 (Unaudited) continued

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)

Electric (cont’d.)
Duke Energy Corp., Sr. Unsec’d. Notes	Baa2	5.650%	06/15/13	$1,700	$1,874,435
Duke Energy Corp., Sr. Unsec’d. Notes	Baa2	6.300	02/01/14	6,700	7,540,904
Duke Energy Ohio, Inc., First Mtge. Bonds	A2	2.100	06/15/13	5,000	5,080,495
EDP Finance BV (Netherlands), Sr. Unsec’d. Notes, 144A	A3	5.375	11/02/12	1,000	1,027,439
ENEL Finance International SA (Luxembourg), Gtd. Notes, 144A	A2	3.875	10/07/14	15,080	15,202,992
ENEL Finance International SA (Luxembourg), Gtd. Notes, 144A	A2	5.700	01/15/13	620	660,597
Entergy Texas, Inc., First Mtge. Bonds	Baa2	3.600	06/01/15	2,475	2,511,558
FirstEnergy Corp., Sr. Unsec’d. Notes, Ser. B	Baa3	6.450	11/15/11	25	26,406
FirstEnergy Solutions Corp., Gtd. Notes	Baa2	4.800	02/15/15	4,200	4,394,851
FPL Group Capital, Inc., Gtd. Notes	Baa1	5.350	06/15/13	705	766,064
FPL Group Capital, Inc., Gtd. Notes	Baa1	5.625	09/01/11	275	287,519
Iberdrola Finance Ireland Ltd. (Ireland), Gtd. Notes, 144A	A3	3.800	09/11/14	11,025	10,963,469
Interstate Power & Light Co., Debs.	A3	3.300	06/15/15	3,200	3,237,133
Korea Hydro & Nuclear Power Co. Ltd. (South Korea), Sr. Unsec’d. Notes, 144A	A1	6.250	06/17/14	2,000	2,182,200
MidAmerican Energy Co., Sr. Unsec’d. Notes	A2	5.650	07/15/12	2,175	2,354,316
MidAmerican Energy Holdings Co., Unsec’d. Notes	Baa1	3.150	07/15/12	5,000	5,126,480
Mirant Americas Generation LLC, Sr. Unsec’d. Notes	B3	8.300	05/01/11	3,000	3,060,000
National Rural Utilities Cooperative Finance Corp.	A1	2.625	09/16/12	3,200	3,282,918
Nevada Power Co., Genl. Ref. Mtge., Ser. A	Baa3	8.250	06/01/11	1,785	1,889,740
Niagara Mohawk Power Corp., Sr. Unsec’d. Notes, 144A	A3	3.553	10/01/14	4,750	4,873,614
NiSource Finance Corp., Gtd. Notes	Baa3	6.150	03/01/13	600	654,301
Oncor Electric Delivery Co. LLC, Sr. Sec’d. Notes	Baa1	5.950	09/01/13	7,100	7,817,952

See Notes to Financial Statements.

20	Visit our website at www.prudentialfunds.com

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)

Electric (cont’d.)
Oncor Electric Delivery Co. LLC, Sr. Sec’d. Notes	Baa1	6.375%	05/01/12	$4,202	$4,538,857
Oncor Electric Delivery Co. LLC, Sr. Sec’d. Notes	Baa1	6.375	01/15/15	3,000	3,398,940
Pacific Gas & Electric Co., Sr. Unsec’d. Notes	A3	4.200	03/01/11	505	515,339
Pacific Gas & Electric Co., Sr. Unsec’d. Notes	A3	6.250	12/01/13	13,500	15,336,000
PECO Energy Co., First Mtge. Bonds	A2	5.000	10/01/14	2,685	2,959,372
Progress Energy, Inc., Sr. Unsec’d. Notes	Baa2	6.050	03/15/14	3,400	3,785,465
PSEG Power LLC, Gtd. Notes	Baa1	6.950	06/01/12	260	284,053
PSEG Power LLC, Sr. Unsec’d. Notes, 144A	Baa1	2.500	04/15/13	9,190	9,279,023
PSEG Power LLC, Sr. Unsec’d. Notes, 144A	Baa1	5.125	04/15/20	6,763	7,010,945
Southern California Edison Co.	A1	5.750	03/15/14	2,425	2,729,013
Southern Co. (The), Sr. Unsec’d. Notes	A3	4.150	05/15/14	1,500	1,582,248
TECO Finance, Inc., Gtd. Notes	Baa3	4.000	03/15/16	4,000	4,061,936
TECO Finance, Inc., Gtd. Notes	Baa3	7.000	05/01/12	1,378	1,490,871
Transalta Corp. (Canada), Sr. Unsec’d. Notes	Baa2	4.750	01/15/15	3,860	4,064,399
Virginia Electric and Power Co., Sr. Unsec’d. Notes	Baa1	5.100	11/30/12	900	976,729
Wisconsin Electric Power Co., Sr. Unsec’d. Notes	A1	6.000	04/01/14	435	495,722

					191,351,575

Energy - Integrated 2.8%
BP Capital Markets PLC (United Kingdom), Gtd. Notes(d)	A2	3.125	03/10/12	6,000	5,547,138
BP Capital Markets PLC (United Kingdom), Gtd. Notes	A2	3.625	05/08/14	2,000	1,711,300
BP Capital Markets PLC (United Kingdom), Gtd. Notes	A2	5.250	11/07/13	12,890	11,849,210
Burlington Resources Finance Co. (Canada), Gtd. Notes	A2	6.400	08/15/11	470	492,772
Cenovus Energy, Inc. (Canada), Sr. Unsec’d. Notes, Ser. WI	Baa2	4.500	09/15/14	8,875	9,480,177

See Notes to Financial Statements.

Prudential Short-Term Corporate Bond Fund, Inc.	21

Portfolio of Investments

as of June 30, 2010 (Unaudited) continued

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)

Energy - Integrated (cont’d.)
Chevron Corp., Sr. Unsec’d. Notes	Aa1	3.950%	03/03/14	$3,240	$3,472,940
Conoco Funding Co. (Canada), Gtd. Notes	A1	6.350	10/15/11	2,000	2,133,418
ConocoPhillips, Gtd. Notes(d)	A1	4.600	01/15/15	2,300	2,512,635
ConocoPhillips, Gtd. Notes	A1	4.750	10/15/12	1,500	1,610,247
ConocoPhillips, Gtd. Notes	A1	4.750	02/01/14	13,840	15,220,692
ConocoPhillips Australia Funding Co., Gtd. Notes	A1	5.500	04/15/13	2,400	2,650,618
Hess Corp., Sr. Unsec’d. Notes(d)	Baa2	7.000	02/15/14	6,380	7,304,213
Husky Energy, Inc. (Canada), Sr. Unsec’d. Notes	Baa2	5.900	06/15/14	3,870	4,307,817
Husky Energy, Inc. (Canada), Sr. Unsec’d. Notes	Baa2	6.250	06/15/12	2,707	2,919,548
Marathon Oil Canada Corp. (Canada), Gtd. Notes	Baa1	8.375	05/01/12	855	949,659
Petro-Canada (Canada), Sr. Unsec’d. Notes	Baa2	4.000	07/15/13	4,000	4,193,048
Shell International Finance BV (Netherlands), Gtd. Notes	Aa1	3.100	06/28/15	8,600	8,733,085
Shell International Finance BV (Netherlands), Gtd. Notes	Aa1	4.000	03/21/14	4,000	4,230,776
Statoil ASA (Norway), Gtd. Notes	Aa2	2.900	10/15/14	2,325	2,377,150
Statoil ASA (Norway), Gtd. Notes	Aa2	3.875	04/15/14	8,200	8,726,924
TNK-BP Finance SA (Luxembourg), Gtd. Notes, 144A	Baa2	6.875	07/18/11	750	771,600

					101,194,967

Energy - Other 1.4%
Apache Corp., Sr. Unsec’d. Notes	A3	5.250	04/15/13	1,405	1,534,610
Canadian Natural Resources Ltd. (Canada), Sr. Unsec’d. Notes	Baa2	5.150	02/01/13	880	948,663
Delek & Avner Yam Tethys Ltd. (Israel), Sr. Sec’d. Notes, 144A	Baa3	5.326	08/01/13	168	170,642
Devon Energy Corp., Sr. Notes	Baa1	5.625	01/15/14	9,843	10,926,035
Devon Financing Corp. (Canada), Gtd. Notes	Baa1	6.875	09/30/11	2,000	2,135,330
EnCana Holdings Finance Corp. (Canada), Gtd. Notes	Baa2	5.800	05/01/14	2,000	2,251,982
EOG Resources, Inc., Sr. Unsec’d. Notes	A3	2.950	06/01/15	4,440	4,481,416

See Notes to Financial Statements.

22	Visit our website at www.prudentialfunds.com

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)

Energy - Other (cont’d.)
Nabors Industries, Inc., Gtd. Notes	Baa1	5.375%	08/15/12	$550	$584,447
Premcor Refining Group, Inc. (The), Gtd. Notes	Baa2	6.125	05/01/11	3,545	3,641,098
Weatherford International, Inc., Gtd. Notes	Baa1	5.950	06/15/12	990	1,060,390
Woodside Finance Ltd. (Australia), Gtd. Notes, 144A	Baa1	4.500	11/10/14	4,800	4,895,577
XTO Energy, Inc., Sr. Unsec’d. Notes	Aaa	4.625	06/15/13	3,350	3,611,789
XTO Energy, Inc., Sr. Unsec’d. Notes	Aaa	5.750	12/15/13	2,000	2,271,830
XTO Energy, Inc., Sr. Unsec’d. Notes	Aaa	5.900	08/01/12	7,890	8,622,492
XTO Energy, Inc., Sr. Unsec’d. Notes	Aaa	6.250	04/15/13	2,500	2,821,910

					49,958,211

Foods 8.0%
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes, 144A	Baa2	2.500	03/26/13	9,500	9,612,622
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes	Baa2	3.000	10/15/12	12,100	12,421,231
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes, 144A(d)	Baa2	5.375	11/15/14	9,500	10,386,530
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes, 144A	Baa2	7.200	01/15/14	14,080	16,189,677
Bottling Group LLC, Gtd. Notes	Aa3	6.950	03/15/14	3,300	3,894,624
Bunge Ltd. Finance Corp., Gtd. Notes	Baa2	5.350	04/15/14	4,400	4,647,469
Bunge Ltd. Finance Corp., Gtd. Notes	Baa2	5.875	05/15/13	3,325	3,569,032
Campbell Soup Co., Sr. Unsec’d. Notes	A2	5.000	12/03/12	1,230	1,346,863
Cargill, Inc., Sr. Unsec’d. Notes, 144A (original cost $6,308,730; purchased 08/11/09-08/19/09)(a)(g)	A2	5.200	01/22/13	6,000	6,461,526
Coca-Cola Co. (The), Sr. Unsec’d. Notes	Aa3	3.625	03/15/14	2,700	2,884,734
Coca-Cola Enterprises, Inc., Sr. Unsec’d. Notes	A3	4.250	03/01/15	3,230	3,492,977

See Notes to Financial Statements.

Prudential Short-Term Corporate Bond Fund, Inc.	23

Portfolio of Investments

as of June 30, 2010 (Unaudited) continued

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)

Foods (cont’d.)
Coca-Cola Enterprises, Inc., Sr. Unsec’d. Notes(d)	A3	7.375%	03/03/14	$1,000	$1,191,963
Coca-Cola Enterprises, Inc., Sr. Unsec’d. Notes	A3	8.500	02/01/12	2,425	2,697,948
ConAgra Foods, Inc., Sr. Unsec’d. Notes	Baa2	5.875	04/15/14	3,000	3,391,995
ConAgra Foods, Inc., Sr. Unsec’d. Notes	Baa2	7.875	09/15/10	990	1,002,615
Darden Restaurants, Inc., Sr. Unsec’d. Notes	Baa3	5.625	10/15/12	7,180	7,802,204
Delhaize Group (Belgium), Gtd. Notes	Baa3	5.875	02/01/14	5,164	5,763,256
Diageo Capital PLC (United Kingdom), Gtd. Notes	A3	5.125	01/30/12	5,390	5,703,752
Diageo Capital PLC (United Kingdom), Gtd. Notes	A3	5.200	01/30/13	4,045	4,399,803
Diageo Capital PLC (United Kingdom), Gtd. Notes	A3	7.375	01/15/14	3,350	3,930,920
Dr Pepper Snapple Group, Inc., Gtd. Notes	Baa2	2.350	12/21/12	9,250	9,357,050
Dr Pepper Snapple Group, Inc., Gtd. Notes	Baa2	6.120	05/01/13	1,000	1,112,704
General Mills, Inc., Sr. Unsec’d. Notes	Baa1	5.200	03/17/15	1,000	1,121,752
General Mills, Inc., Sr. Unsec’d. Notes	Baa1	5.250	08/15/13	1,210	1,334,623
General Mills, Inc., Sr. Unsec’d. Notes	Baa1	5.650	09/10/12	2,981	3,237,926
General Mills, Inc., Sr. Unsec’d. Notes	Baa1	6.000	02/15/12	421	453,607
General Mills, Inc., Sr. Unsec’d. Notes, MTN	Baa1	8.022	02/05/13	3,000	3,453,090
H.J. Heinz Co., Sr. Unsec’d. Notes	Baa2	5.350	07/15/13	1,100	1,208,941
H.J. Heinz Finance Co., Gtd. Notes	Baa2	6.625	07/15/11	3,835	4,041,664
Hershey Co. (The), Sr. Unsec’d. Notes	A2	5.000	04/01/13	575	628,951
Kellogg Co., Sr. Unsec’d. Notes	A3	5.125	12/03/12	1,265	1,374,082
Kraft Foods, Inc., Sr. Unsec’d. Notes(c)	Baa2	0.928	08/11/10	1,350	1,350,401
Kraft Foods, Inc., Sr. Unsec’d. Notes	Baa2	4.125	02/09/16	10,250	10,818,619

See Notes to Financial Statements.

24	Visit our website at www.prudentialfunds.com

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)

Foods (cont’d.)
Kraft Foods, Inc., Sr. Unsec’d. Notes	Baa2	5.625%	11/01/11	$3,200	$3,367,312
Kraft Foods, Inc., Sr. Unsec’d. Notes	Baa2	6.000	02/11/13	16,685	18,394,478
Kraft Foods, Inc., Sr. Unsec’d. Notes	Baa2	6.250	06/01/12	3,600	3,923,932
Kraft Foods, Inc., Sr. Unsec’d. Notes	Baa2	6.750	02/19/14	1,000	1,149,651
Kraft Foods, Inc., Unsec’d. Notes	Baa2	5.250	10/01/13	3,850	4,215,634
Kroger Co. (The), Gtd. Notes	Baa2	5.000	04/15/13	2,570	2,750,789
Kroger Co. (The), Gtd. Notes	Baa2	6.200	06/15/12	4,750	5,169,007
Kroger Co. (The), Gtd. Notes(d)	Baa2	7.500	01/15/14	9,385	10,967,912
McCormick & Co., Inc., Sr. Unsec’d. Notes, MTN	A2	5.250	09/01/13	1,150	1,278,713
McDonald’s Corp., Sr. Unsec’d. Notes, MTN	A3	4.300	03/01/13	1,000	1,074,300
Mead Johnson Nutrition Co., Sr. Unsec’d. Notes, 144A	Baa1	3.500	11/01/14	3,335	3,452,652
PepsiAmericas, Inc., Sr. Unsec’d. Notes	Baa1	4.375	02/15/14	1,000	1,090,832
PepsiAmericas, Inc., Sr. Unsec’d. Notes	Baa1	5.625	05/31/11	285	296,593
PepsiAmericas, Inc., Sr. Unsec’d. Notes	Baa1	5.750	07/31/12	2,263	2,478,985
SABMiller PLC (United Kingdom), Sr. Unsec’d. Notes, 144A	Baa1	5.500	08/15/13	1,643	1,797,434
SABMiller PLC (United Kingdom), Sr. Unsec’d. Notes, 144A	Baa1	6.200	07/01/11	17,924	18,731,548
Safeway, Inc., Sr. Unsec’d. Notes	Baa2	4.950	08/16/10	3,280	3,293,746
Safeway, Inc., Sr. Unsec’d. Notes	Baa2	5.800	08/15/12	2,845	3,090,706
Safeway, Inc., Sr. Unsec’d. Notes	Baa2	6.250	03/15/14	4,020	4,575,086
Safeway, Inc., Sr. Unsec’d. Notes	Baa2	6.500	03/01/11	12,267	12,663,568
Sara Lee Corp., Sr. Unsec’d. Notes	Baa1	3.875	06/15/13	13,405	14,146,323
Sara Lee Corp., Sr. Unsec’d. Notes	Baa1	6.250	09/15/11	3,000	3,176,808
Stater Brothers Holdings, Gtd. Notes	B2	8.125	06/15/12	4,150	4,150,000
Unilever Capital Corp., Gtd. Notes	A1	3.650	02/15/14	2,800	2,988,754
Yum! Brands, Inc., Sr. Unsec’d. Notes	Baa3	4.250	09/15/15	2,500	2,652,640
Yum! Brands, Inc., Sr. Unsec’d. Notes	Baa3	7.700	07/01/12	4,325	4,798,120

See Notes to Financial Statements.

Prudential Short-Term Corporate Bond Fund, Inc.	25

Portfolio of Investments

as of June 30, 2010 (Unaudited) continued

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)

Foods (cont’d.)
Yum! Brands, Inc., Sr. Unsec’d. Notes	Baa3	8.875%	04/15/11	$2,130	$2,250,249

					288,210,923

Gaming 0.1%
MGM Mirage, Inc., Sr. Sec’d. Notes	B1	13.000	11/15/13	2,000	2,305,000

Healthcare & Pharmaceutical 6.5%
Abbott Laboratories, Sr. Unsec’d. Notes(d)	A1	2.700	05/27/15	11,040	11,289,372
AmerisourceBergen Corp., Gtd. Notes	Baa3	5.625	09/15/12	600	650,326
AstraZeneca PLC (United Kingdom), Sr. Unsec’d. Notes	A1	5.400	09/15/12	5,844	6,381,116
Baxter Finco BV (Netherlands), Gtd. Notes	A3	4.750	10/15/10	830	839,776
Baxter International, Inc., Sr. Unsec’d. Notes	A3	4.000	03/01/14	1,990	2,141,938
Beckman Coulter, Inc., Sr. Unsec’d. Notes	Baa3	6.000	06/01/15	3,000	3,379,704
Boston Scientific Corp., Sr. Unsec’d. Notes	Ba1	4.250	01/12/11	1,150	1,153,899
Boston Scientific Corp., Sr. Unsec’d. Notes	Ba1	5.450	06/15/14	3,120	3,198,521
Boston Scientific Corp., Sr. Unsec’d. Notes	Ba1	6.000	06/15/11	1,960	1,994,815
Bristol-Myers Squibb Co., Sr. Unsec’d. Notes(d)	A2	5.250	08/15/13	2,000	2,217,516
Cardinal Health, Inc., Sr. Unsec’d. Notes	Baa3	5.500	06/15/13	3,250	3,549,172
Cardinal Health, Inc., Sr. Unsec’d. Notes	Baa3	5.650	06/15/12	6,500	6,966,154
CareFusion Corp., Sr. Unsec’d. Notes	Baa3	4.125	08/01/12	4,690	4,899,165
CareFusion Corp., Sr. Unsec’d. Notes	Baa3	5.125	08/01/14	2,940	3,176,423
Covidien International Finance SA (Luxembourg), Gtd. Notes	Baa1	5.150	10/15/10	720	728,764
Covidien International Finance SA (Luxembourg), Gtd. Notes	Baa1	5.450	10/15/12	2,400	2,617,918
Eli Lilly & Co., Sr. Unsec’d. Notes	A1	3.550	03/06/12	5,000	5,213,975

See Notes to Financial Statements.

26	Visit our website at www.prudentialfunds.com

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)

Healthcare & Pharmaceutical (cont’d.)
Express Scripts, Inc., Gtd. Notes	Baa3	5.250%	06/15/12	$12,750	$13,621,169
Genzyme Corp., Sr. Notes, 144A	Baa2	3.625	06/15/15	7,200	7,282,843
GlaxoSmithKline Capital, Inc., Gtd. Notes(d)	A1	4.850	05/15/13	4,600	5,029,180
Hospira, Inc., Sr. Unsec’d. Notes	Baa3	5.550	03/30/12	12,665	13,485,059
Hospira, Inc., Sr. Unsec’d. Notes, Ser. G	Baa3	6.400	05/15/15	2,200	2,499,490
McKesson Corp., Sr. Unsec’d. Notes	Baa2	5.250	03/01/13	2,765	2,984,201
McKesson Corp., Sr. Unsec’d. Notes	Baa2	6.500	02/15/14	5,600	6,398,526
Medco Health Solutions, Inc., Sr. Unsec’d. Notes	Baa3	6.125	03/15/13	11,782	13,040,636
Medco Health Solutions, Inc., Sr. Unsec’d. Notes	Baa3	7.250	08/15/13	2,000	2,307,270
Medtronic, Inc., Sr. Unsec’d. Notes	A1	3.000	03/15/15	9,770	10,120,841
Medtronic, Inc., Sr. Unsec’d. Notes, Ser. B	A1	4.375	09/15/10	1,100	1,108,314
Medtronic, Inc., Sr. Unsec’d. Notes	A1	4.500	03/15/14	1,000	1,096,583
Merck & Co., Inc., Sr. Unsec’d. Notes	Aa3	1.875	06/30/11	5,510	5,561,987
Novartis Capital Corp., Gtd. Notes	Aa2	2.900	04/24/15	10,000	10,287,080
Novartis Capital Corp., Gtd. Notes	Aa2	4.125	02/10/14	2,525	2,724,296
Pfizer, Inc., Sr. Unsec’d. Notes	A1	4.450	03/15/12	3,650	3,850,637
Pfizer, Inc., Sr. Unsec’d. Notes	A1	5.350	03/15/15	2,300	2,605,836
Quest Diagnostics, Inc., Gtd. Notes	Baa2	5.125	11/01/10	535	540,734
Roche Holdings, Inc., Gtd. Notes, 144A	A2	4.500	03/01/12	2,710	2,853,700
Roche Holdings, Inc., Gtd. Notes, 144A	A2	5.000	03/01/14	3,190	3,538,603
Schering-Plough Corp., Gtd. Notes	Aa3	5.300	12/01/13	2,700	3,028,760
Senior Housing Properties Trust, Sr. Unsec’d. Notes	Ba1	8.625	01/15/12	2,000	2,070,000
St. Jude Medical, Inc., Sr. Unsec’d. Notes	Baa1	3.750	07/15/14	4,700	4,962,392
Teva Pharmaceutical Finance Co. LLC, Gtd. Notes	A3	5.550	02/01/16	5,000	5,697,495
Teva Pharmaceutical Finance III LLC, Gtd. Notes	A3	1.500	06/15/12	21,000	21,079,821
Thermo Fisher Scientific, Inc., Sr. Unsec’d. Notes	Baa1	2.150	12/28/12	1,180	1,193,661
Thermo Fisher Scientific, Inc., Sr. Unsec’d. Notes	Baa1	3.200	05/01/15	5,300	5,468,561

See Notes to Financial Statements.

Prudential Short-Term Corporate Bond Fund, Inc.	27

Portfolio of Investments

as of June 30, 2010 (Unaudited) continued

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)

Healthcare & Pharmaceutical (cont’d.)
Watson Pharmaceuticals, Inc., Sr. Unsec’d. Notes	Baa3	5.000%	08/15/14	$4,000	$4,284,544
Wyeth, Gtd. Notes	A1	5.500	03/15/13	10,000	11,060,750
Wyeth, Gtd. Notes	A1	5.500	02/01/14	3,000	3,370,017
Wyeth, Gtd. Notes	A1	6.950	03/15/11	1,125	1,172,019

					234,723,559

Healthcare Insurance 0.9%
Aetna, Inc., Sr. Unsec’d. Notes	Baa1	5.750	06/15/11	1,290	1,341,991
CIGNA Corp., Sr. Unsec’d. Notes	Baa2	6.375	10/15/11	2,856	3,021,505
Coventry Health Care, Inc., Sr. Unsec’d. Notes	Ba1	5.875	01/15/12	5,000	5,156,575
Coventry Health Care, Inc., Sr. Unsec’d. Notes	Ba1	6.300	08/15/14	2,000	2,111,298
Humana, Inc., Sr. Unsec’d. Notes	Baa3	6.450	06/01/16	3,500	3,802,309
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	Baa1	4.875	02/15/13	921	989,648
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	Baa1	4.875	04/01/13	4,150	4,436,574
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	Baa1	5.125	11/15/10	600	608,718
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	Baa1	5.250	03/15/11	1,500	1,539,123
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	Baa1	5.500	11/15/12	4,000	4,295,100
WellPoint, Inc., Sr. Unsec’d. Notes	Baa1	5.000	01/15/11	1,330	1,355,959
WellPoint, Inc., Sr. Unsec’d. Notes	Baa1	6.000	02/15/14	1,000	1,121,344
WellPoint, Inc., Sr. Unsec’d. Notes	Baa1	6.800	08/01/12	738	809,858

					30,590,002

Insurance 4.0%
Allied World Assurance Co. Holdings Ltd. (Bermuda), Sr. Unsec’d. Notes	Baa1	7.500	08/01/16	4,265	4,697,121
Allstate Corp. (The), Sr. Unsec’d. Notes	A3	5.000	08/15/14	3,795	4,140,034
Allstate Corp. (The), Sr. Unsec’d. Notes(d)	A3	6.200	05/16/14	1,750	1,985,114
Allstate Life Global Funding Trusts, Sr. Sec’d. Notes, MTN	A1	5.375	04/30/13	5,875	6,441,761

See Notes to Financial Statements.

28	Visit our website at www.prudentialfunds.com

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)

Insurance (cont’d.)
American International Group, Inc., Sr. Unsec’d. Notes	A3	4.250%	05/15/13	$4,500	$4,342,500
Axis Capital Holdings Ltd. (Bermuda), Sr. Unsec’d. Notes	Baa1	5.750	12/01/14	5,180	5,373,986
Berkshire Hathaway Finance Corp., Gtd. Notes	Aa2	4.600	05/15/13	1,000	1,085,675
Berkshire Hathaway Finance Corp., Gtd. Notes	Aa2	5.000	08/15/13	1,325	1,454,989
Chubb Corp., Sr. Unsec’d. Notes	A2	5.200	04/01/13	570	622,000
Chubb Corp., Sr. Unsec’d. Notes	A2	6.000	11/15/11	5,000	5,302,805
Endurance Specialty Holdings Ltd. (Bermuda), Sr. Unsec’d. Notes	Baa1	6.150	10/15/15	2,139	2,292,565
Hartford Financial Services Group, Inc. (The), Sr. Unsec’d. Notes	Baa3	4.000	03/30/15	16,425	16,125,786
Hartford Financial Services Group, Inc. (The), Sr. Unsec’d. Notes	Baa3	5.250	10/15/11	405	419,213
Liberty Mutual Group, Inc., Gtd. Notes, 144A	Baa2	7.250	09/01/12	4,800	5,067,432
Lincoln National Corp., Sr. Unsec’d. Notes	Baa2	4.300	06/15/15	3,235	3,290,361
Lincoln National Corp., Sr. Unsec’d. Notes	Baa2	4.750	02/15/14	3,255	3,358,428
Lincoln National Corp., Sr. Unsec’d. Notes	Baa2	5.650	08/27/12	7,800	8,250,052
Lincoln National Corp., Sr. Unsec’d. Notes	Baa2	6.200	12/15/11	7,750	8,171,949
Massmutual Global Funding II, Sr. Sec’d. Notes, 144A	Aa2	2.875	04/21/14	5,000	5,128,495
Massmutual Global Funding II, Sr. Sec’d. Notes, 144A	Aa2	3.625	07/16/12	2,750	2,871,165
MetLife, Inc., Sr. Unsec’d. Notes	A3	5.500	06/15/14	1,500	1,634,766
MetLife, Inc., Sr. Unsec’d. Notes	A3	6.125	12/01/11	5,000	5,290,065
Metropolitan Life Global Funding I, Sr. Sec’d. Notes, 144A (original cost $9,971,500; purchased 09/10/09)(g)	Aa3	2.875	09/17/12	10,000	10,237,590
Metropolitan Life Global Funding I, Sr. Sec’d. Notes, 144A, MTN (original cost $4,793,705; purchased 07/21/09 - 09/10/09)(g)	Aa3	5.125	04/10/13	4,600	4,975,227

See Notes to Financial Statements.

Prudential Short-Term Corporate Bond Fund, Inc.	29

Portfolio of Investments

as of June 30, 2010 (Unaudited) continued

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)

Insurance (cont’d.)
New York Life Global Funding, Gtd. Notes, 144A, MTN	Aaa	2.250%	12/14/12	$8,450	$8,613,406
Principal Life Income Funding Trusts, Sr. Sec’d. Notes	Aa3	5.200	11/15/10	740	751,191
Principal Life Income Funding Trusts, Sr. Sec’d. Notes, MTN	Aa3	5.300	04/24/13	500	540,667
Progressive Corp. (The), Sr. Unsec’d. Notes	A1	6.375	01/15/12	875	935,369
Travelers Cos., Inc. (The), Sr. Unsec’d. Notes, MTN	A2	5.375	06/15/12	925	991,677
Travelers Cos., Inc. (The), Sr. Unsec’d. Notes	A2	5.500	12/01/15	3,855	4,331,100
XL Capital Finance Europe PLC (United Kingdom), Gtd. Notes	Baa2	6.500	01/15/12	7,375	7,718,055
XL Capital Ltd. (Cayman Islands), Sr. Unsec’d. Notes	Baa2	5.250	09/15/14	6,300	6,446,324

					142,886,868

Lodging 0.1%
Sheraton Holding Corp., Gtd. Notes	Ba1	7.375	11/15/15	1,690	1,782,950
Starwood Hotels & Resorts Worldwide, Inc., Gtd. Notes	Ba1	7.875	05/01/12	1,000	1,075,000
Starwood Hotels & Resorts Worldwide, Inc., Sr. Unsec’d. Notes	Ba1	6.250	02/15/13	1,046	1,085,225
Starwood Hotels & Resorts Worldwide, Inc., Sr. Unsec’d. Notes(d)	Ba1	7.875	10/15/14	1,000	1,075,000

					5,018,175

Media & Entertainment 1.8%
CBS Corp., Gtd. Notes	Baa3	6.625	05/15/11	77	80,254
CBS Corp., Gtd. Notes(d)	Baa3	8.200	05/15/14	3,000	3,536,760
Gannett Co., Inc., Sr. Unsec’d. Notes	Ba2	6.375	04/01/12	4,000	4,100,000
Historic TW, Inc., Gtd. Notes	Baa2	9.125	01/15/13	5,000	5,819,265
NBC Universal, Inc., Sr. Unsec’d. Notes, 144A(d)	Baa2	3.650	04/30/15	7,750	7,925,150
News America Holdings, Inc., Gtd. Notes	Baa1	9.250	02/01/13	3,000	3,532,503

See Notes to Financial Statements.

30	Visit our website at www.prudentialfunds.com

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)

Media & Entertainment (cont’d.)
Rainbow National Services LLC, Gtd. Notes, 144A	Ba3	8.750%	09/01/12	$5,200	$5,213,000
Time Warner, Inc., Gtd. Notes	Baa2	5.500	11/15/11	2,380	2,508,442
Time Warner, Inc., Gtd. Notes	Baa2	6.875	05/01/12	9,000	9,804,996
Viacom, Inc., Sr. Unsec’d. Notes	Baa2	4.250	09/15/15	4,195	4,364,235
Viacom, Inc., Sr. Unsec’d. Notes	Baa2	4.375	09/15/14	8,850	9,406,373
Vivendi SA (France), Sr. Unsec’d. Notes, 144A	Baa2	5.750	04/04/13	6,800	7,294,720
Walt Disney Co. (The), Sr. Unsec’d. Notes, MTN	A2	4.500	12/15/13	665	732,406

					64,318,104

Metals 2.4%
ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes	Baa3	5.375	06/01/13	10,300	10,832,510
ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes(d)	Baa3	9.000	02/15/15	4,325	5,088,176
Barrick Gold Financeco LLC (Canada), Gtd. Notes, MTN	Baa1	6.125	09/15/13	6,130	6,833,761
BHP Billiton Finance USA Ltd. (Australia), Gtd. Notes	A1	5.000	12/15/10	825	839,697
BHP Billiton Finance USA Ltd. (Australia), Gtd. Notes	A1	5.125	03/29/12	5,645	6,010,818
BHP Billiton Finance USA Ltd. (Australia), Gtd. Notes	A1	5.250	12/15/15	3,000	3,398,034
BHP Billiton Finance USA Ltd. (Australia), Gtd. Notes	A1	5.500	04/01/14	900	1,003,565
Nucor Corp., Sr. Unsec’d. Notes	A2	5.000	06/01/13	750	817,262
Rio Tinto Alcan, Inc. (Canada), Sr. Unsec’d. Notes(d)	BBB+(b)	4.500	05/15/13	8,200	8,621,095
Rio Tinto Alcan, Inc. (Canada), Sr. Unsec’d. Notes	BBB+(b)	4.875	09/15/12	3,850	4,086,240
Rio Tinto Finance USA Ltd. (Australia), Gtd. Notes	Baa1	5.875	07/15/13	1,560	1,709,217
Rio Tinto Finance USA Ltd. (Australia), Gtd. Notes(d)	Baa1	8.950	05/01/14	14,900	18,072,746
Teck Resources Ltd. (Canada), Sr. Sec’d. Notes	Baa3	9.750	05/15/14	8,920	10,541,799
U.S. Steel Corp., Sr. Unsec’d. Notes	Ba2	5.650	06/01/13	800	808,000
Xstrata Canada Corp. (Canada), Gtd. Notes(d)	Baa2	7.250	07/15/12	2,490	2,696,847

See Notes to Financial Statements.

Prudential Short-Term Corporate Bond Fund, Inc.	31

Portfolio of Investments

as of June 30, 2010 (Unaudited) continued

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)

Metals (cont’d.)
Xstrata Canada Corp. (Canada), Gtd. Notes	Baa2	7.350%	06/05/12	$5,460	$5,917,390
Xstrata Finance Canada Ltd. (Canada), Gtd. Notes, 144A	Baa2	5.500	11/16/11	820	852,456

					88,129,613

Non-Captive Finance 3.3%
Block Financial LLC, Gtd. Notes	Baa1	7.875	01/15/13	3,800	4,223,179
GATX Corp., Sr. Unsec’d. Notes	Baa1	4.750	10/01/12	2,550	2,684,477
General Electric Capital Corp., Notes, Ser. G, MTN	Aa2	5.250	10/19/12	4,000	4,275,564
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	Aa2	2.800	01/08/13	10,000	10,111,040
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN(d)	Aa2	3.500	06/29/15	15,000	14,986,845
General Electric Capital Corp., Sr. Unsec’d. Notes(d)	Aa2	4.800	05/01/13	16,000	17,057,264
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	Aa2	4.875	03/04/15	1,700	1,814,555
General Electric Capital Corp., Sr. Unsec’d. Notes, Ser. A, MTN(d)	Aa2	5.875	02/15/12	9,358	9,945,158
General Electric Capital Corp., Sr. Unsec’d. Notes	Aa2	5.900	05/13/14	21,000	23,180,136
International Lease Finance Corp., Sr. Unsec’d. Notes(d)	B1	4.750	01/13/12	5,000	4,731,250
International Lease Finance Corp., Sr. Unsec’d. Notes, MTN	B1	5.450	03/24/11	635	625,792
International Lease Finance Corp., Sr. Unsec’d. Notes	B1	6.375	03/25/13	1,750	1,640,625
SLM Corp., Sr. Unsec’d. Notes, Ser. A, MTN	Ba1	4.500	07/26/10	1,900	1,902,430
SLM Corp., Sr. Unsec’d. Notes, Ser. A, MTN	Ba1	5.000	10/01/13	1,400	1,338,352
SLM Corp., Sr. Unsec’d. Notes, MTN	Ba1	5.050	11/14/14	3,000	2,683,092
SLM Corp., Sr. Unsec’d. Notes, MTN	Ba1	5.125	08/27/12	6,420	6,324,432
SLM Corp., Sr. Unsec’d. Notes, MTN	Ba1	5.400	10/25/11	7,750	7,704,128
SLM Corp., Sr. Unsec’d. Notes	Ba1	5.450	04/25/11	3,000	3,036,903

					118,265,222

See Notes to Financial Statements.

32	Visit our website at www.prudentialfunds.com

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)

Packaging 0.6%
Bemis Co., Inc., Sr. Unsec’d. Notes	Baa1	5.650%	08/01/14	$3,775	$4,156,977
Sealed Air Corp., Sr. Unsec’d. Notes, 144A	Baa3	5.625	07/15/13	15,000	15,691,440

					19,848,417

Paper 0.2%
Georgia-Pacific LLC, Sr. Unsec’d. Notes	Ba3	8.125	05/15/11	1,000	1,041,250
International Paper Co., Sr. Unsec’d. Notes	Baa3	5.250	04/01/16	2,500	2,641,977
International Paper Co., Sr. Unsec’d. Notes	Baa3	7.400	06/15/14	3,000	3,418,719

					7,101,946

Pipelines & Other 1.4%
Atmos Energy Corp., Sr. Unsec’d. Notes	Baa2	4.950	10/15/14	950	1,029,921
DCP Midstream LLC, Notes, 144A	Baa2	9.700	12/01/13	2,620	3,142,465
DCP Midstream LLC, Sr. Unsec’d. Notes	Baa2	7.875	08/16/10	2,315	2,332,980
Energy Transfer Partners LP, Sr. Unsec’d. Notes	Baa3	5.650	08/01/12	3,750	3,976,102
Energy Transfer Partners LP, Sr. Unsec’d. Notes	Baa3	8.500	04/15/14	2,500	2,896,537
Enterprise Products Operating LLC, Gtd. Notes	Baa3	3.700	06/01/15	5,000	5,057,995
Enterprise Products Operating LLC, Gtd. Notes	Baa3	4.600	08/01/12	4,475	4,680,295
Enterprise Products Operating LLC, Gtd. Notes, Ser. M	Baa3	5.650	04/01/13	5,000	5,423,910
Kinder Morgan Energy Partners LP, Sr. Unsec’d. Notes	Baa2	5.625	02/15/15	3,600	3,886,247
Kinder Morgan Energy Partners LP, Sr. Unsec’d. Notes	Baa2	5.850	09/15/12	1,050	1,125,726
ONEOK Partners LP, Gtd. Notes	Baa2	5.900	04/01/12	600	640,019
Plains All American Pipeline LP/PAA Finance Corp., Gtd. Notes	Baa3	4.250	09/01/12	5,275	5,511,093
Transcanada Pipelines Ltd. (Canada), Sr. Unsec’d. Notes	A3	4.000	06/15/13	2,750	2,923,539
Transcontinental Gas Pipe Line Co. LLC, Sr. Unsec’d. Notes, Ser. B	Baa2	8.875	07/15/12	1,000	1,124,662

See Notes to Financial Statements.

Prudential Short-Term Corporate Bond Fund, Inc.	33

Portfolio of Investments

as of June 30, 2010 (Unaudited) continued

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)

Pipelines & Other (cont’d.)
Williams Partners LP, Sr. Unsec’d. Notes, 144A	Baa3	3.800%	02/15/15	$8,300	$8,353,884

					52,105,375

Railroads 1.1%
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	A3	4.875	01/15/15	5,000	5,458,040
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	A3	5.900	07/01/12	445	481,979
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	A3	6.750	07/15/11	2,555	2,691,342
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	A3	6.875	02/15/16	2,000	2,325,024
Canadian National Railway Co. (Canada), Sr. Unsec’d. Notes	A3	4.400	03/15/13	7,150	7,663,871
CSX Corp., Sr. Unsec’d. Notes	Baa3	5.300	02/15/14	4,000	4,406,740
CSX Corp., Sr. Unsec’d. Notes	Baa3	5.750	03/15/13	675	737,722
CSX Corp., Sr. Unsec’d. Notes	Baa3	6.250	04/01/15	2,000	2,300,126
CSX Corp., Sr. Unsec’d. Notes	Baa3	6.300	03/15/12	1,900	2,039,175
Norfolk Southern Corp., Sr. Unsec’d. Notes	Baa1	5.257	09/17/14	3,000	3,279,357
Union Pacific Corp., Sr. Unsec’d. Notes	Baa2	5.125	02/15/14	3,000	3,282,117
Union Pacific Corp., Sr. Unsec’d. Notes	Baa2	5.450	01/31/13	3,145	3,438,982
Union Pacific Corp., Sr. Unsec’d. Notes	Baa2	6.500	04/15/12	1,500	1,630,446
Union Pacific Corp., Sr. Unsec’d. Notes	Baa2	6.650	01/15/11	500	513,901

					40,248,822

Real Estate Investment Trusts 1.6%
AvalonBay Communities, Inc., Sr. Unsec’d. Notes, MTN	Baa1	5.500	01/15/12	590	618,736
AvalonBay Communities, Inc., Sr. Unsec’d. Notes, MTN	Baa1	6.625	09/15/11	3,000	3,150,348
Brandywine Operating Partnership LP, Gtd. Notes	Baa3	5.750	04/01/12	163	168,399
Duke Realty LP, Sr. Unsec’d. Notes	Baa2	5.625	08/15/11	440	450,449
Duke Realty LP, Sr. Unsec’d. Notes	Baa2	6.250	05/15/13	3,000	3,197,358

See Notes to Financial Statements.

34	Visit our website at www.prudentialfunds.com

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)

Real Estate Investment Trusts (cont’d.)
Duke Realty LP, Sr. Unsec’d. Notes	Baa2	7.375%	02/15/15	$4,535	$5,030,190
ERP Operating LP, Sr. Unsec’d. Notes	Baa1	5.500	10/01/12	6,810	7,235,625
ERP Operating LP, Sr. Unsec’d. Notes	Baa1	6.625	03/15/12	4,000	4,304,264
Hospitality Properties Trust, Sr. Unsec’d. Notes	Baa2	7.875	08/15/14	3,300	3,638,194
Liberty Property LP, Sr. Unsec’d. Notes	Baa2	6.375	08/15/12	1,350	1,445,473
Mack-Cali Realty LP, Sr. Unsec’d. Notes	Baa2	4.600	06/15/13	3,300	3,442,346
Mack-Cali Realty LP, Sr. Unsec’d. Notes	Baa2	7.750	02/15/11	2,300	2,369,246
Nationwide Health Properties, Inc., Sr. Unsec’d. Notes	Baa2	6.500	07/15/11	240	249,995
Realty Income Corp., Sr. Unsec’d. Notes	Baa1	5.950	09/15/16	1,700	1,848,895
Simon Property Group LP, Sr. Unsec’d. Notes(d)	A3	4.200	02/01/15	2,280	2,342,921
Simon Property Group LP, Sr. Unsec’d. Notes	A3	5.300	05/30/13	11,550	12,425,617
Simon Property Group LP, Sr. Unsec’d. Notes(d)	A3	6.750	05/15/14	4,975	5,591,502

					57,509,558

Retailers 2.7%
AutoZone, Inc., Sr. Unsec’d. Notes(d)	Baa2	5.750	01/15/15	3,200	3,549,725
Costco Wholesale Corp., Sr. Unsec’d. Notes	A2	5.300	03/15/12	1,700	1,822,043
CVS Caremark Corp., Sr. Unsec’d. Notes	Baa2	3.250	05/18/15	12,500	12,696,962
CVS Caremark Corp., Sr. Unsec’d. Notes	Baa2	4.875	09/15/14	2,000	2,172,058
CVS Caremark Corp., Sr. Unsec’d. Notes	Baa2	5.750	08/15/11	1,000	1,044,858
CVS Caremark Corp., Sr. Unsec’d. Notes	Baa2	6.125	08/15/16	2,456	2,809,404
CVS Pass-Through Trust, Pass-thru Certs., 144A	Baa2	6.117	01/10/13	6,594	7,063,731

See Notes to Financial Statements.

Prudential Short-Term Corporate Bond Fund, Inc.	35

Portfolio of Investments

as of June 30, 2010 (Unaudited) continued

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)

Retailers (cont’d.)
GameStop Corp./GameStop, Inc., Gtd. Notes	Ba1	8.000%	10/01/12	$3,320	$3,411,300
Home Depot, Inc. (The), Sr. Unsec’d. Notes	Baa1	4.625	08/15/10	940	944,044
Home Depot, Inc. (The), Sr. Unsec’d. Notes	Baa1	5.250	12/16/13	3,205	3,524,048
Home Depot, Inc. (The), Sr. Unsec’d. Notes	Baa1	5.400	03/01/16	4,000	4,452,052
J.C. Penney Corp., Inc., Sr. Unsec’d. Notes	Ba1	9.000	08/01/12	4,800	5,286,000
Kohl’s Corp., Sr. Unsec’d. Notes	Baa1	6.300	03/01/11	7,500	7,734,240
Lowe’s Cos., Inc., Sr. Unsec’d. Notes	A1	5.600	09/15/12	2,000	2,191,206
Macy’s Retail Holdings, Inc., Gtd. Notes(d)	Ba1	5.350	03/15/12	11,445	11,702,513
Macy’s Retail Holdings, Inc., Gtd. Notes	Ba1	7.450	09/15/11	1,000	1,040,000
Nordstrom, Inc., Sr. Unsec’d. Notes	Baa2	6.750	06/01/14	7,600	8,831,740
Staples, Inc., Gtd. Notes	Baa2	7.750	04/01/11	1,000	1,045,074
Target Corp., Sr. Unsec’d. Notes	A2	5.125	01/15/13	900	981,950
Target Corp., Unsec’d. Notes	A2	5.875	07/15/16	4,300	5,040,666
TJX Cos., Inc., Sr. Unsec’d. Notes	A3	4.200	08/15/15	7,140	7,754,233
Walgreen Co., Sr. Unsec’d. Notes	A2	4.875	08/01/13	1,100	1,209,660
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes	Aa2	3.000	02/01/14	2,500	2,606,680

					98,914,187

Technology 3.1%
Amphenol Corp., Sr. Unsec’d. Notes	Baa3	4.750	11/15/14	3,550	3,761,672
CA, Inc., Sr. Unsec’d. Notes	Baa3	6.125	12/01/14	7,000	7,746,480
Computer Sciences Corp., Sr. Unsec’d. Notes	Baa1	5.500	03/15/13	7,600	8,169,985
Dell, Inc., Sr. Unsec’d. Notes	A2	3.375	06/15/12	9,000	9,339,453
Dell, Inc., Sr. Unsec’d. Notes	A2	5.625	04/15/14	365	409,268
Electronic Data Systems LLC, Sr. Unsec’d. Notes, Ser. B	A2	6.000	08/01/13	4,000	4,510,188
Equifax, Inc., Sr. Unsec’d. Notes	Baa1	4.450	12/01/14	2,400	2,500,802
FISERV, Inc., Gtd. Notes	Baa2	6.125	11/20/12	6,335	6,946,486
Hewlett-Packard Co., Sr. Unsec’d. Notes	A2	2.250	05/27/11	10,000	10,138,290

See Notes to Financial Statements.

36	Visit our website at www.prudentialfunds.com

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)

Technology (cont’d.)
Hewlett-Packard Co., Sr. Unsec’d. Notes	A2	4.250%	02/24/12	$2,000	$2,107,600
Hewlett-Packard Co., Sr. Unsec’d. Notes	A2	6.125	03/01/14	2,800	3,216,646
International Business Machines Corp., Sr. Unsec’d. Notes	A1	6.500	10/15/13	4,500	5,203,377
Intuit, Inc., Sr. Unsec’d. Notes	Baa1	5.400	03/15/12	575	610,430
Maxim Integrated Products, Inc., Sr. Unsec’d. Notes	Baa1	3.450	06/14/13	3,500	3,528,644
Motorola, Inc., Sr. Unsec’d. Notes	Baa3	8.000	11/01/11	5,420	5,817,416
Oracle Corp., Sr. Unsec’d. Notes(d)	A2	3.750	07/08/14	6,005	6,429,121
Oracle Corp., Sr. Unsec’d. Notes	A2	4.950	04/15/13	1,560	1,706,401
Seagate Technology HDD Holdings (Cayman Islands), Gtd. Notes	Ba1	6.375	10/01/11	3,350	3,433,750
Seagate Technology International (Cayman Islands), Sec’d. Notes, 144A	Baa3	10.000	05/01/14	5,000	5,700,000
STATS ChipPAC Ltd. (Singapore), Gtd. Notes	Ba1	6.750	11/15/11	3,000	3,015,000
Xerox Corp., Sr. Unsec’d. Notes	Baa2	4.250	02/15/15	9,200	9,524,723
Xerox Corp., Sr. Unsec’d. Notes	Baa2	5.500	05/15/12	5,664	6,037,547
Xerox Corp., Sr. Unsec’d. Notes	Baa2	8.250	05/15/14	1,500	1,758,219

					111,611,498

Telecommunications 9.2%
ALLTEL Corp., Debs.	A(b)	6.500	11/01/13	4,000	4,508,088
America Movil SAB de CV (Mexico), Gtd. Notes, 144A	A2	3.625	03/30/15	7,200	7,382,542
America Movil SAB de CV (Mexico), Gtd. Notes	A2	5.500	03/01/14	6,350	6,919,214
America Movil SAB de CV (Mexico), Sr. Unsec’d. Notes	A2	5.750	01/15/15	2,600	2,895,175
AT&T Corp., Gtd. Notes	A2	7.300	11/15/11	6,685	7,225,903
AT&T, Inc., Sr. Unsec’d. Notes(d)	A2	4.850	02/15/14	2,750	3,011,921
AT&T, Inc., Sr. Unsec’d. Notes	A2	4.950	01/15/13	1,770	1,921,296
AT&T, Inc., Sr. Unsec’d. Notes	A2	6.700	11/15/13	10,800	12,464,021
AT&T Mobility LLC, Sr. Unsec’d. Notes	A2	6.500	12/15/11	6,000	6,451,212
British Telecommunications PLC (United Kingdom), Sr. Unsec’d. Notes(d)	Baa2	5.150	01/15/13	1,000	1,048,717

See Notes to Financial Statements.

Prudential Short-Term Corporate Bond Fund, Inc.	37

Portfolio of Investments

as of June 30, 2010 (Unaudited) continued

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)

Telecommunications (cont’d.)
British Telecommunications PLC (United Kingdom), Sr. Unsec’d. Notes	Baa2	9.375%	12/15/10	$14,619	$15,119,321
Cellco Partnership/Verizon Wireless Capital LLC, Sr. Unsec’d. Notes	A2	3.750	05/20/11	15,000	15,363,435
Cellco Partnership/Verizon Wireless Capital LLC, Sr. Unsec’d. Notes	A2	5.550	02/01/14	3,100	3,475,550
Cellco Partnership/Verizon Wireless Capital LLC, Sr. Unsec’d. Notes	A2	7.375	11/15/13	9,350	10,961,501
CenturyTel, Inc., Sr. Unsec’d. Notes, Ser. L	Baa3	7.875	08/15/12	4,000	4,389,208
Deutsche Telekom International Finance BV (Netherlands), Gtd. Notes(d)	Baa1	5.250	07/22/13	5,000	5,379,590
Deutsche Telekom International Finance BV (Netherlands), Gtd. Notes	Baa1	5.875	08/20/13	4,400	4,817,111
Embarq Corp., Sr. Unsec’d. Notes (original cost $7,262,044; purchased 06/04/07 - 01/28/10)(a)(g)	Baa3	6.738	06/01/13	7,365	8,009,430
France Telecom SA (France), Sr. Unsec’d. Notes	A3	4.375	07/08/14	5,720	6,168,282
France Telecom SA (France), Sr. Unsec’d. Notes	A3	7.750	03/01/11	7,860	8,201,902
Koninklijke KPN NV (Netherlands), Sr. Unsec’d. Notes	Baa2	8.000	10/01/10	2,575	2,616,027
New Cingular Wireless Services, Inc., Gtd. Notes	A2	8.125	05/01/12	17,970	20,108,322
New Cingular Wireless Services, Inc., Sr. Unsec’d. Notes	A2	7.875	03/01/11	5,000	5,228,320
Qwest Corp., Sr. Unsec’d. Notes(c)	Ba1	3.787	06/15/13	8,000	7,920,000
Qwest Corp., Sr. Unsec’d. Notes	Ba1	7.875	09/01/11	1,200	1,248,000
Qwest Corp., Sr. Unsec’d. Notes	Ba1	8.875	03/15/12	12,184	13,067,340
Rogers Communications, Inc. (Canada), Gtd. Notes	Baa2	6.250	06/15/13	5,535	6,163,704
Sprint Capital Corp., Gtd. Notes	Ba3	7.625	01/30/11	3,000	3,052,500
Sprint Capital Corp., Gtd. Notes(d)	Ba3	8.375	03/15/12	4,000	4,195,000
Telecom Italia Capital SA (Luxembourg), Gtd. Notes	Baa2	4.875	10/01/10	1,730	1,742,802

See Notes to Financial Statements.

38	Visit our website at www.prudentialfunds.com

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)

Telecommunications (cont’d.)
Telecom Italia Capital SA (Luxembourg), Gtd. Notes	Baa2	4.950%	09/30/14	$9,192	$9,210,439
Telecom Italia Capital SA (Luxembourg), Gtd. Notes	Baa2	5.250	11/15/13	13,735	14,186,827
Telecom Italia Capital SA (Luxembourg), Gtd. Notes	Baa2	6.175	06/18/14	5,625	5,880,583
Telecom Italia Capital SA (Luxembourg), Gtd. Notes	Baa2	6.200	07/18/11	720	746,093
Telefonica Emisiones SAU (Spain), Gtd. Notes	Baa1	2.582	04/26/13	10,700	10,626,395
Telefonica Emisiones SAU (Spain), Gtd. Notes	Baa1	4.949	01/15/15	5,275	5,525,863
Telefonica Emisiones SAU (Spain), Gtd. Notes	Baa1	5.855	02/04/13	5,000	5,378,755
Telefonica Emisiones SAU (Spain), Gtd. Notes	Baa1	5.984	06/20/11	2,000	2,073,644
Telefonica Europe BV (Netherlands), Gtd. Notes	Baa1	7.750	09/15/10	7,095	7,183,744
TELUS Corp. (Canada), Sr. Unsec’d. Notes	Baa1	8.000	06/01/11	14,040	14,883,495
Verizon Communications, Inc., Sr. Unsec’d. Notes	A3	4.350	02/15/13	6,720	7,183,391
Verizon Communications, Inc., Sr. Unsec’d. Notes(d)	A3	5.350	02/15/11	500	513,485
Verizon Florida LLC, Sr. Unsec’d. Notes, Ser. F	Baa1	6.125	01/15/13	9,500	10,364,842
Verizon Global Funding Corp., Sr. Unsec’d. Notes	A3	7.250	12/01/10	3,725	3,825,799
Verizon New England, Inc., Sr. Unsec’d. Notes	Baa2	6.500	09/15/11	4,725	4,990,063
Verizon New York, Inc., Sr. Unsec’d. Notes, Ser. A	Baa3	6.875	04/01/12	10,000	10,805,700
Verizon Virginia, Inc., Sr. Unsec’d. Notes, Ser. A	Baa1	4.625	03/15/13	6,350	6,700,971
Vodafone Group PLC (United Kingdom), Sr. Unsec’d. Notes	Baa1	4.150	06/10/14	5,000	5,246,480
Vodafone Group PLC (United Kingdom), Sr. Unsec’d. Notes	Baa1	5.350	02/27/12	2,035	2,145,490
Vodafone Group PLC (United Kingdom), Sr. Unsec’d. Notes(d)	Baa1	5.500	06/15/11	2,630	2,731,231

					331,258,724

See Notes to Financial Statements.

Prudential Short-Term Corporate Bond Fund, Inc.	39

Portfolio of Investments

as of June 30, 2010 (Unaudited) continued

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)

Tobacco 1.3%
Altria Group, Inc., Gtd. Notes(d)	Baa1	7.750%	02/06/14	$10,150	$11,740,606
Altria Group, Inc., Gtd. Notes(d)	Baa1	8.500	11/10/13	10,800	12,607,348
Philip Morris International, Inc., Sr. Unsec’d. Notes	A2	4.875	05/16/13	7,500	8,111,467
Philip Morris International, Inc., Sr. Unsec’d. Notes	A2	6.875	03/17/14	3,500	4,049,353
Reynolds American, Inc., Gtd. Notes(c)	Baa3	1.237	06/15/11	1,000	993,375
Reynolds American, Inc., Gtd. Notes	Baa3	6.500	07/15/10	1,500	1,502,371
Reynolds American, Inc., Gtd. Notes	Baa3	7.250	06/01/13	2,750	3,025,308
Reynolds American, Inc., Gtd. Notes	Baa3	7.300	07/15/15	2,450	2,752,644
Reynolds American, Inc., Gtd. Notes	Baa3	7.625	06/01/16	3,000	3,402,387

					48,184,859

TOTAL CORPORATE BONDS (cost $3,236,139,320)					3,349,542,535

FOREIGN AGENCIES 0.8%
EDF SA (France), Sr. Unsec’d. Notes, 144A	Aa3	5.500	01/26/14	6,725	7,432,544
Export-Import Bank of Korea (South Korea)	A1	5.875	01/14/15	5,000	5,417,590
GAZ Capital SA (Luxembourg), Sec’d. Notes, 144A(d)	Baa1	8.125	07/31/14	4,200	4,572,960
Korea Development Bank (South Korea)	A1	4.375	08/10/15	3,800	3,874,632
Korea National Oil Corp. (South Korea), Sr. Unsec’d. Notes, 144A	A1	5.375	07/30/14	5,000	5,304,650
Pemex Project Funding Master Trust, Gtd. Notes	Baa1	9.125	10/13/10	45	45,506

TOTAL FOREIGN AGENCIES (cost $24,981,541)					26,647,882

See Notes to Financial Statements.

40	Visit our website at www.prudentialfunds.com

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)

FOREIGN LOCAL GOVERNMENTS 0.5%
Province of Ontario Canada (Canada)(d)	Aa1	2.700%	06/16/15	$11,500	$11,598,245
Province of Ontario Canada (Canada)	Aa1	4.100	06/16/14	6,000	6,452,394

TOTAL FOREIGN LOCAL GOVERNMENTS (cost $17,491,501)					18,050,639

MUNICIPAL BONDS 0.7%
Cornell University, Sr. Unsec’d. Notes(e)	Aa1	4.350	02/01/14	2,000	2,164,840
Duke University, Notes	Aa1	4.200	04/01/14	2,000	2,153,960
State of California G.O. Var. Purp.	A1	4.850	10/01/14	3,200	3,337,024
State of California G.O. Var. Purp. 3	A1	5.250	04/01/14	7,750	8,158,503
State of Illinois	A1	2.766	01/01/12	9,300	9,370,494

TOTAL MUNICIPAL BONDS (cost $24,311,196)					25,184,821

U.S. TREASURY OBLIGATIONS 0.2%
U.S. Treasury Notes		1.125	06/15/13	1,795	1,802,144
U.S. Treasury Notes		0.625	06/30/12	6,840	6,840,547

TOTAL U.S. TREASURY OBLIGATIONS (cost $8,631,991)					8,642,691

TOTAL LONG-TERM INVESTMENTS (cost $3,412,367,680)					3,529,046,565

See Notes to Financial Statements.

Prudential Short-Term Corporate Bond Fund, Inc.	41

Portfolio of Investments

as of June 30, 2010 (Unaudited) continued

	Shares	Value (Note 1)
SHORT-TERM INVESTMENT 5.1%

Affiliated Money Market Mutual Fund
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $183,823,952; includes $153,845,447 of cash collateral received for securities on loan) (Note 3)(i)(j)	183,823,952	$183,823,952

TOTAL INVESTMENTS 102.8% (cost $3,596,191,632; Note 5)		3,712,870,517
Liabilities in excess of other assets(k) (2.8)%		(100,184,495)

NET ASSETS 100.0%		$3,612,686,022

The following abbreviations are used in portfolio descriptions:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

G.O.—General Obligation

MTN—Medium Term Note

NR—Not Rated by Moody’s or Standard & Poor’s

†	The ratings reflected are as of June 30, 2010. Ratings of certain bonds may have changed subsequent to that date.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)	Indicates a security that has been deemed illiquid.
(b)	Standard & Poor’s Rating.
(c)	Indicates a variable rate security. The maturity date presented for these instruments is the latter of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted. The interest rate shown reflects the rate in effect at June 30, 2010.
(d)	All or a portion of security is on loan. The aggregate market value of such securities is $150,382,260; cash collateral of $153,845,447 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(e)	Security segregated as collateral for futures contracts.
(f)	Represents issuer in default on interest payments and/or principal repayment; non-income producing security.
(g)	Indicates a restricted security; the aggregate original cost of such securities is $42,611,602. The aggregate value of $44,291,709 is approximately 1.2% of net assets.
(h)	All or portion of security segregated as collateral for swap contracts.
(i)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(j)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

See Notes to Financial Statements.

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(k)	Liabilities in excess of other assets include net unrealized appreciation (depreciation) on financial futures contracts and credit default swap agreements as follows:

Futures contracts open at June 30, 2010:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2010	Unrealized (Depreciation)
	Short Positions:
300	U.S. Treasury 10 Yr. Notes	Sep. 2010	$36,086,283	$36,764,063	$(677,780)
247	U.S. Treasury 2 Yr. Notes	Sep. 2010	53,849,555	54,050,547	(200,992)
352	U.S. Treasury 5 Yr. Notes	Sep. 2010	41,198,997	41,659,750	(460,753)

					$(1,339,525)

Credit default swap agreements outstanding at June 30, 2010:

Counterparty	Termination Date	Notional Amount (000)#(4)	Fixed Rate	Reference Entity/ Obligation	Fair Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Credit Default Swaps on Corporate Issues—Buy Protection(1):
Barclays Bank PLC	9/20/2012	$1,000	0.595%	Fortune Brands, Inc., 5.375%, 01/15/16	$2,270	$—	$2,270
Citibank, N.A.	9/20/2012	1,000	0.320	Clorox Co. (The), 6.125%, 02/01/11	3,996	—	3,996
Citibank, N.A.	6/20/2014	3,000	1.000	CBS Corp., 4.625%, 05/15/18	1,547	183,423	(181,876)
Credit Suisse International	12/20/2012	2,550	1.000	GATX Corp., 5.500%, 02/15/12	39,320	20,952	18,368
Deutsche Bank AG	9/20/2011	2,500	1.000	DISH DBS Corp., 6.625%, 10/01/14	21,222	20,890	332
Deutsche Bank AG	3/20/2012	4,000	5.000	Gannett Co., Inc., 6.375%, 04/01/12	(199,268)	(75,518)	(123,750)
Deutsche Bank AG	6/20/2013	8,000	1.000	Qwest Corp., 7.200%, 11/10/26	135,831	119,055	16,776
Deutsche Bank AG	6/20/2013	5,000	1.000	Sealed Air Corp., 5.625%, 07/15/13	9,868	58,356	(48,488)
Deutsche Bank AG	3/20/2014	1,045	7.050	Starwood Hotels & Resorts Worldwide, Inc., 7.875%, 05/01/12	(200,348)	—	(200,348)
Goldman Sachs International	3/20/2014	1,000	0.700	Duke Energy Corp., 5.650%, 06/15/13	5,829	—	5,829
Goldman Sachs International	3/20/2014	1,000	6.600	Simon Property Group LP, 5.250%, 12/01/16	(192,211)	—	(192,211)

See Notes to Financial Statements.

Prudential Short-Term Corporate Bond Fund, Inc.	43

Portfolio of Investments

as of June 30, 2010 (Unaudited) continued

Counterparty	Termination Date	Notional Amount (000)#(4)	Fixed Rate	Reference Entity/ Obligation	Fair Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Credit Default Swaps on Corporate Issues—Buy Protection(1) (continued):
JP Morgan Chase Bank	6/20/2014	$3,000	5.000%	SLM Corp., 5.125%, 08/27/12	$81,155	$466,855	$(385,700)
Morgan Stanley Capital Services	6/20/2014	3,120	1.000	Boston Scientific Corp., 5.450%, 6/15/14	77,686	59,019	18,667

					$(213,103)	$853,032	$(1,066,135)

Counterparty	Termination Date	Implied Credit Spread at June 30, 2010(3)	Notional Amount (000)#(4)	Fixed Rate	Reference Entity/ Obligation	Fair Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Credit Default Swaps on Corporate Issues—Sell Protection(2):
Barclays Bank PLC	12/20/2011	1.806%	$10,000	1.000%	General Electric Capital Corp., 5.625%, 09/15/17	$(114,048)	$(159,530)	$45,482
Deutsche Bank AG	12/20/2011	1.806	7,500	1.000	General Electric Capital Corp., 5.625%, 09/15/17	(85,536)	(62,142)	(23,394)
Deutsche Bank AG	3/20/2015	1.982	10,000	1.000	Beckshire Hathaway, Inc., 4.625%, 10/15/13	(421,414)	(188,736)	(232,678)
Goldman Sachs International	9/20/2012	0.763	5,000	1.000	Exelon Generation Co. LLC, 6.200%, 10/01/17	27,609	56,047	(28,438)
Goldman Sachs International	3/20/2015	1.982	10,000	1.000	Beckshire Hathaway, Inc., 4.625%, 10/15/13	(421,413)	(177,792)	(243,621)
JP Morgan Chase Bank	12/20/2014	0.394	10,000	1.000	Wal-Mart Stores, Inc., 5.875%, 04/05/27	266,198	270,152	(3,954)
Morgan Stanley Capital Services	3/20/2014	0.508	2,000	1.600	Astrazeneca PLC, 5.900%, 09/15/17	80,403	—	80,403

						$(668,201)	$(262,001)	$(406,200)

The Fund entered into credit default swaps as the protection seller on corporate issues to take an active short position with respect to the likelihood of a particular issuer’s default.

(1)

If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the

See Notes to Financial Statements.

44	Visit our website at www.prudentialfunds.com

notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
#	Notional amount is shown in U.S. dollars unless otherwise stated.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including the Fund own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2010 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3
Investments in Securities
Bank Loan	$—	$487,142	$—
Commercial Mortgage-Backed Securities	—	100,490,855	—
Corporate Bonds	—	3,349,542,535	—
Foreign Agencies	—	26,647,882	—
Foreign Local Governments	—	18,050,639	—
Municipal Bonds	—	25,184,821	—
U.S. Treasury Obligations	—	8,642,691	—
Affiliated Money Market Mutual Fund	183,823,952	—
Other Financial Instruments*
Futures Contracts	(1,339,525)	—	—
Credit Default Swaps	—	(1,472,335)	—

Total	$182,484,427	$3,527,574,230	$—

See Notes to Financial Statements.

Prudential Short-Term Corporate Bond Fund, Inc.	45

Portfolio of Investments

as of June 30, 2010 (Unaudited) continued

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. The Fund did not have any transfers in and transfers out of Level 2 fair value hierarchy during the reporting period.

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2010 were as follows:

Banking	23.2%
Telecommunications	9.2
Foods	8.0
Healthcare & Pharmaceutical	6.5
Electric	5.3
Affiliated Money Market Mutual Fund (including 4.3% of collateral received for securities on loan)	5.1
Insurance	4.0
Non-Captive Finance	3.3
Technology	3.1
Commercial Mortgage-Backed Securities	2.8
Energy—Integrated	2.8
Cable	2.7
Retailers	2.7
Metals	2.4
Capital Goods	2.2
Chemicals	1.9
Media & Entertainment	1.8
Real Estate Investment Trusts	1.6
Aerospace & Defense	1.5
Automotive	1.4
Energy—Other	1.4
Pipelines & Other	1.4
Tobacco	1.3
Railroads	1.1
Consumer	0.9
Healthcare Insurance	0.9
Foreign Agencies	0.8
Municipal Bonds	0.7
Packaging	0.6
Foreign Local Governments	0.5
Airlines	0.4
Brokerage	0.4
Building Materials & Construction	0.3
U.S. Treasury Obligations	0.2
Paper	0.2

See Notes to Financial Statements.

46	Visit our website at www.prudentialfunds.com

Gaming	0.1%
Lodging	0.1

102.8
Liabilities in excess of other assets	(2.8)

100.0%

The Fund invested in various derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are commodity risk, credit risk, equity risk, foreign exchange risk and interest rate risk. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2010 as presented in the Statement of Assets and Liabilities:

Derivatives not designated as hedging instruments, carried at fair value	Asset Derivatives		Liability Derivatives
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Credit contracts	Unrealized appreciation on swaps	$192,123	Unrealized depreciation on swaps	$1,664,458
Credit contracts	Premium paid for swap agreements	1,254,749	Premium received for swap agreements	663,718
Interest rate contracts	—	—	Due from broker—variation margin	1,339,525	*

Total		$1,446,872		$3,667,701

*	Includes cumulative appreciation/depreciation on futures contracts as reported in Portfolio of Investments. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

See Notes to Financial Statements.

Prudential Short-Term Corporate Bond Fund, Inc.	47

Portfolio of Investments

as of June 30, 2010 (Unaudited) continued

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2010 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments, carried at fair value	Futures	Swaps	Total
Credit contracts	$—	$400,099	$400,099
Interest rate contracts	(5,305,141)	—	(5,305,141)

Total	$(5,305,141)	$400,099	$(4,905,042)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments, carried at fair value	Futures	Swaps	Total
Credit contracts	$—	$(673,061)	$(673,061)
Interest rate contracts	(6,020,495)	—	(6,020,495)

Total	$(6,020,495)	$(673,061)	$(6,693,556)

For the six months ended June 30, 2010, the Fund’s average volume of derivative activities is as follows:

Futures Long Position (Value at Trade Date)	Futures Short Position (Value at Trade Date)
$81,211,031	$216,854,424

Credit Default Swaps as Buyer (Notional Amount in USD (000))	Credit Default Swaps as Writer (Notional Amount in USD (000))
$32,842	$48,833

See Notes to Financial Statements.

48	Visit our website at www.prudentialfunds.com

Financial Statements

(Unaudited)

JUNE 30, 2010	SEMIANNUAL REPORT

Prudential Short-Term Corporate Bond Fund, Inc.

Statement of Assets and Liabilities

as of June 30, 2010 (Unaudited)

Assets
Investments, at value, including securities on loan of $150,382,260:
Unaffiliated investments (cost $3,412,367,680)	$3,529,046,565
Affiliated investments (cost $183,823,952)	183,823,952
Cash	512,544
Dividends and interest receivable	44,139,599
Receivable for Fund shares sold	29,891,229
Receivable for investments sold	3,228,602
Premium paid for swap agreements	1,254,749
Unrealized appreciation on swaps	192,123
Due from broker-variation margin	70,601
Prepaid expenses	2,947

Total assets	3,792,162,911

Liabilities
Payable to broker for collateral for securities on loan	153,845,447
Payable for investments purchased	8,764,864
Payable for Fund shares repurchased	8,009,762
Dividends payable	3,859,690
Unrealized depreciation on swaps	1,664,458
Distribution fee payable	1,232,223
Management fee payable	1,152,470
Premium received for swap agreements	663,718
Accrued expenses	223,818
Affiliated transfer agent fee payable	49,802
Deferred directors’ fees	10,637

Total liabilities	179,476,889

Net Assets	$3,612,686,022

Net assets were comprised of:
Common stock, at par	$3,147,726
Paid-in capital in excess of par	3,538,973,745

3,542,121,471
Distributions in excess of net investment income	(15,137,900)
Accumulated net realized loss on investments	(28,166,150)
Net unrealized apppreciation on investments	113,868,601

Net assets, June 30, 2010	$3,612,686,022

See Notes to Financial Statements.

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Class A
Net asset value and redemption price per share ($1,470,597,262 ÷ 128,216,896 shares of common stock issued and outstanding)	$11.47
Maximum sales charge (3.25% of offering price)	.39

Maximum offering price to public	$11.86

Class B
Net asset value, offering price and redemption price per share ($29,534,908 ÷ 2,575,111 shares of common stock issued and outstanding)	$11.47

Class C
Net asset value, offering price and redemption price per share ($1,140,809,445 ÷ 99,459,244 shares of common stock issued and outstanding)	$11.47

Class R
Net asset value, offering price and redemption price per share ($11,593,742 ÷ 1,010,754 shares of common stock issued and outstanding)	$11.47

Class Z
Net asset value, offering price and redemption price per share ($960,150,665 ÷ 83,510,614 shares of common stock issued and outstanding)	$11.50

See Notes to Financial Statements.

Prudential Short-Term Corporate Bond Fund, Inc.	51

Statement of Operations

Six Months Ended June 30, 2010 (Unaudited)

Net Investment Income
Income
Interest income	$61,469,556
Affiliated income from securities loaned, net	73,687
Affiliated dividend income	65,582

Total income	61,608,825

Expenses
Management fee	6,240,126
Distribution fee—Class A	1,648,274
Distribution fee—Class B	121,166
Distribution fee—Class C	4,073,638
Distribution fee—Class R	23,689
Transfer agent’s fee and expenses (including affiliated expense of $132,800) (Note 3)	918,000
Registration fees	222,000
Custodian’s fees and expenses	132,000
Reports to shareholders	78,000
Directors’ fees	35,000
Legal fees and expenses	20,000
Insurance	17,000
Audit fee	15,000
Miscellaneous	16,249

Total expenses	13,560,142

Net investment income	48,048,683

Realized And Unrealized Gain (Loss) On Investment Transactions
Net realized gain (loss) on:
Investment transactions	5,376,330
Financial futures transactions	(5,305,141)
Swap transactions	400,099

471,288

Net change in unrealized appreciation (depreciation) on:
Investments	38,869,707
Financial futures contracts	(6,020,495)
Swaps	(673,061)

32,176,151

Net gain on investments	32,647,439

Net Increase In Net Assets Resulting From Operations	$80,696,122

See Notes to Financial Statements.

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Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended June 30, 2010	Year Ended December 31, 2009
Increase (Decrease) In Net Assets
Operations:
Net investment income	$48,048,683	$46,487,716
Net realized gain (loss) on investments	471,288	(523,537)
Net change in unrealized appreciation (depreciation) on investments	32,176,151	94,503,694

Net increase in net assets resulting from operations	80,696,122	140,467,873

Dividends from net investment income (Note 1)
Class A	(27,609,229)	(26,555,249)
Class B	(416,886)	(507,799)
Class C	(17,371,704)	(12,434,803)
Class R	(186,886)	(101,848)
Class Z	(17,804,658)	(14,296,434)

	(63,389,363)	(53,896,133)

Fund share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	1,458,729,265	2,529,747,288
Net asset value of shares issued in reinvestment of dividends	44,375,002	41,081,993
Cost of shares reacquired	(530,681,709)	(375,309,060)

Net increase in net assets from Fund share transactions	972,422,558	2,195,520,221

Capital Contributions (Note 6)
Proceeds from regulatory settlement	12,840	—

Total increase	989,742,157	2,282,091,961

Net Assets:
Beginning of period	2,622,943,865	340,851,904

End of period	$3,612,686,022	$2,622,943,865

(a) Includes undistributed net investment income of:	$—	$202,780

See Notes to Financial Statements.

Prudential Short-Term Corporate Bond Fund, Inc.	53

Notes to Financial Statements

(Unaudited)

Prudential Short-Term Corporate Bond Fund, Inc. (the “Fund”), is registered under the Investment Company Act of 1940, as a diversified, open-end management investment company. The Fund’s investment objective is high current income consistent with the preservation of principal. Under normal circumstances, the Fund invests at least 80% of its investable assets in bonds of corporations with varying maturities. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic developments in a specific industry or region.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities Valuation: Securities listed on a securities exchange are valued at the last sale price on such exchange or market on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at last bid price on such day in the absence of an asked price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadvisor, to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker. Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted bid and asked prices on such exchange or board of trade or at the last bid price in the absence of an asked price. Prices may be obtained from independent pricing services which use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Securities for which reliable market quotations are not readily available, or for which the pricing service does not provide a valuation methodology, or does not present fair value, are valued at fair value in accordance with Board of Directors’ approved fair valuation procedures. When determining the fair valuation of securities, some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and capitalization of the issuer; the prices of any recent

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transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Investments in mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term securities which mature in more than sixty days are valued at fair value. Short-term securities of sufficient credit quality which mature in sixty days or less are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost at the time of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on financial futures contracts.

The Fund invested in financial futures contracts in order to gain market exposure to certain sectors and for yield curve and duration management. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts and interest rates. Financial futures contracts involve elements of risk in excess of the amounts reflected on the Statement of Assets and Liabilities.

With exchange-traded futures contracts, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange traded futures and guarantees the futures contracts against default.

Swap Agreements: The Fund may enter into credit default, interest rate, total return and other forms of swap agreements. A swap agreement is an agreement to exchange

Prudential Short-Term Corporate Bond Fund, Inc.	55

Notes to Financial Statements

(Unaudited) continued

the return generated by one instrument for the return generated by another instrument. The swaps are valued daily at current market value and any change in value is included in the net unrealized appreciation or depreciation on investments. Payments received or paid by the Fund are recorded as realized gains or losses upon termination or maturity of the swap. Risk of loss may exceed amounts recognized on the statements of assets and liabilities. Swap agreements outstanding at reporting date, if any, are listed on the Portfolio of Investments.

Credit Default Swaps: Credit default swaps involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified payment in the event of a default or as a result of a default (“credit event”) for the referenced party, typically corporate issues or sovereign issues of an emerging country, on its obligation; or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index.

The Fund is subject to credit risk in the normal course of pursuing its investment objectives. The Fund purchased credit default swaps to provide a measure of protection against defaults of the issuers. The Fund sold protection using credit default swaps to take an active short position with respect to the likelihood of a particular issuer’s default. The Fund’s maximum risk of loss from counterparty credit risk for purchased credit default swaps is the notional value of a credit default swap agreement. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable.

As a seller of protection on credit default swap agreements, the Fund will generally receive from the buyer of protection an agreed upon payment throughout the term of the swap provided that there is no credit event. As the seller, the Fund would effectively increase investment risk to its portfolio because, in addition to its total net assets, the Fund may be subject to investment exposure on the notional amount of the swap.

The maximum amount of the payments that a Fund as a seller of protection could be required to make under a credit default swap agreement would be equal to the notional amount of the underlying security or index contract as a result of a credit

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event. These potential amounts will be partially offset by any recovery values of the respective referenced obligations, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or index. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of reporting date are disclosed in the footnotes to the Portfolio of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market value in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market risk and documentation risk. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreement, and that there will be unfavorable changes in net interest rates. In connection with these agreements, securities may be identified as collateral or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and serve as recourse in the event of default or bankruptcy/insolvency of either party. Such over-the-counter derivative agreements include conditions which when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

As of June 30, 2010, the Fund has not met conditions under such agreements that give the counterparty the right to call for an early termination.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses on sales of securities are

Prudential Short-Term Corporate Bond Fund, Inc.	57

Notes to Financial Statements

(Unaudited) continued

calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on an accrual basis. Expenses are recorded on the accrual basis.

Net investment income or loss, (other than distribution fees which are charged directly to the respective class) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

Dividends and Distributions: The Fund expects to pay dividends from net investment income monthly and distributions from net realized capital gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain or loss and paid-in capital in excess of par, as appropriate.

Federal Income Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those amounts.

Note 2. Agreements

The Fund has a management agreement with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. PI has entered into a subadvisory agreement with Prudential Investment Management, Inc. (“PIM”). The subadvisory agreement provides that PIM will furnish investment advisory services in connection with the management of the Fund. In connection therewith, PIM is obligated to keep certain books and records of the Fund. PI pays for the services of PIM, the cost of

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compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other cost and expenses.

The management fee paid to PI is computed daily and payable monthly, at an annual rate of .40% of the average daily net assets of the Fund.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of its Class A, Class B, Class C, Class R, and Class Z shares. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class B, Class C, and Class R shares pursuant to plans of distribution (the “Class A, B, C, and R Plans”), regardless of expenses actually incurred. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Fund.

Pursuant to the Class A, B, C, and R Plans, the Fund compensates PIMS for distribution-related activities at an annual rate of up to .30%, 1%, 1%, and .75% of the average daily net assets of the Class A, B, C, and R shares, respectively. For the six months ended June 30, 2010, PIMS contractually agreed to limit such fees to .25% and .50% of the average daily net assets of the Class A and Class R shares, respectively. Through April 30, 2010, PIMS has contractually agreed to limit such fees to .75% of the average daily net assets of Class C shares.

PIMS has advised the Fund that it received $1,465,473 in front-end sales charges resulting from sales of Class A shares during the six months ended June 30, 2010. From these fees, PIMS paid such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Fund that for the six months ended June 30, 2010, it received $37,718, $20,512 and $241,769 in contingent deferred sales charges imposed upon redemptions by certain Class A, Class B and Class C shareholders, respectively.

PI, PIM and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI, and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

Prudential Short-Term Corporate Bond Fund, Inc.	59

Notes to Financial Statements

(Unaudited) continued

Prudential Investment Management, Inc. (“PIM”), an indirect, wholly-owned subsidiary of Prudential, is the Fund’s security lending agent. For the six month period ended June 30, 2010, PIM has been compensated $27,254 for these services.

The Fund invests in the Prudential Core Taxable Money Market Fund (the “Portfolio”), a portfolio of the Prudential Investment Portfolios 2. The Portfolio is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI. Earnings from the Portfolio are disclosed on the Statement of Operations as affiliated dividend income.

Note 4. Fund Securities

Purchases and sales of investment securities, other than short-term investments, for the six months ended June 30, 2010, aggregated $2,390,436,105 and $1,456,202,252, respectively. United States government securities represent $1,176,088,033 and $1,210,955,433 of those purchases and sales, respectively.

Note 5. Distributions and Tax Information

For federal income tax purposes, the Fund had a capital loss carryforward at December 31, 2009 of approximately $15,125,000 of which, $5,329,000 expires in 2013, $7,851,000 expires in 2014 and $1,945,000 expires in 2015. Accordingly, no capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such carryforward. It is uncertain whether the Fund will be able to realize full benefit prior to the expiration date.

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of June 30, 2010 were as follows:

Tax Basis	Appreciation	Depreciation	Net Unrealized Appreciation
$3,618,453,525	$110,063,163	$(15,646,171)	$94,416,992

The difference between book and tax basis is primarily attributable to the differences in the treatment of accreting market discount and premium amortization for book and tax purposes.

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Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years and has concluded that as of June 30, 2010, no provision for income tax would be required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 6. Capital

The Fund offers Class A, Class B, Class C, Class R and Class Z shares. Class A shares are sold with a front-end sales charge of up to 3.25%. All investors who purchased Class A shares in an amount of $1 million or more and sell these shares within 18 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of .50%, including investors who purchase their shares through broker-dealers affiliated with Prudential. Class B shares are sold with a CDSC of 3% which decreases by 1% annually to 1% in the third and fourth years and 0% in the fifth year. Class C shares are sold with a CDSC of 1% during the first twelve months. Class B shares automatically convert to Class A shares on a quarterly basis approximately five years after purchase. A special exchange privilege is also available for shareholders who qualify to purchase Class A shares at net asset value. Class R shares are available to certain retirement plans, clearing and settlement firms. Class R and Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

For the six months ended June 30, 2010, the Fund received $12,840 related to settlement of regulatory proceedings involving allegations of improper trading. The amounts relating to an affiliate and third party were $11,594 and $1,246, respectively. The total amount is presented in the Fund’s statement of changes in net assets. The Fund was not involved in the proceedings or the calculation of the payment.

There are 781,250,000 shares of $.01 par value per share common stock authorized, which consists of 250,000,000 shares of Class A common stock, 93,750,000 shares of Class B common stock, 93,750,000 shares of Class C common stock, 93,750,000 of Class R common stock and 250,000,000 shares of Class Z common stock. As of June 30, 2010, 282 shares of Class R were owned by Prudential.

Prudential Short-Term Corporate Bond Fund, Inc.	61

Notes to Financial Statements

(Unaudited) continued

Transactions in shares of common stock were as follows:

Class A	Shares	Amount
Six months ended June 30, 2010:
Shares sold	48,180,030	$552,365,228
Shares issued in reinvestment of dividends	1,912,588	21,912,904
Shares reacquired	(21,277,846)	(243,886,559)

Net increase (decrease) in shares outstanding before conversion	28,814,772	330,391,573
Shares issued upon conversion from Class B	54,023	618,221

Net increase (decrease) in shares outstanding	28,868,795	$331,009,794

Year ended December 31, 2009:
Shares sold	94,894,660	$1,052,120,574
Shares issued in reinvestment of dividends	2,046,839	22,943,774
Shares reacquired	(19,516,850)	(217,396,307)

Net increase (decrease) in shares outstanding before conversion	77,424,649	857,668,041
Shares issued upon conversion from Class B	243,104	2,675,563

Net increase (decrease) in shares outstanding	77,667,753	$860,343,604

Class B
Six months ended June 30, 2010:
Shares sold	1,000,229	$11,463,492
Shares issued in reinvestment of dividends	31,492	360,784
Shares reacquired	(231,921)	(2,656,614)

Net increase (decrease) in shares outstanding before conversion	799,800	9,167,662
Shares reacquired upon conversion into Class A	(53,976)	(618,221)

Net increase (decrease) in shares outstanding	745,824	$8,549,441

Year ended December 31, 2009:
Shares sold	1,557,091	$17,211,231
Shares issued in reinvestment of dividends	37,304	416,388
Shares reacquired	(415,639)	(4,605,160)

Net increase (decrease) in shares outstanding before conversion	1,178,756	13,022,459
Shares reacquired upon conversion into Class A	(242,787)	(2,675,563)

Net increase (decrease) in shares outstanding	935,969	$10,346,896

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Class C	Shares	Amount
Six months ended June 30, 2010:
Shares sold	34,879,213	$399,909,615
Shares issued in reinvestment of dividends	992,390	11,370,233
Shares reacquired	(5,719,734)	(65,570,621)

Net increase (decrease) in shares outstanding	30,151,869	$345,709,227

Year ended December 31, 2009:
Shares sold	68,523,368	$763,679,366
Shares issued in reinvestment of dividends	734,126	8,290,986
Shares reacquired	(3,361,455)	(37,695,579)

Net increase (decrease) in shares outstanding	65,896,039	$734,274,773

Class R
Six months ended June 30, 2010:
Shares sold	483,715	$5,543,977
Shares issued in reinvestment of dividends	11,839	135,638
Shares reacquired	(97,377)	(1,116,193)

Net increase (decrease) in shares outstanding	398,177	$4,563,422

Year ended December 31, 2009:
Shares sold	583,874	$6,572,089
Shares issued in reinvestment of dividends	7,340	82,893
Shares reacquired	(48,366)	(535,403)

Net increase (decrease) in shares outstanding	542,848	$6,119,579

Class Z
Six months ended June 30, 2010:
Shares sold	42,593,503	$489,446,953
Shares issued in reinvestment of dividends	922,473	10,595,443
Shares reacquired	(18,918,922)	(217,451,722)

Net increase (decrease) in shares outstanding	24,597,054	$282,590,674

Year ended December 31, 2009:
Shares sold	61,847,840	$690,164,028
Shares issued in reinvestment of dividends	829,699	9,347,952
Shares reacquired	(10,240,257)	(115,076,611)

Net increase (decrease) in shares outstanding	52,437,282	$584,435,369

Note 7. Borrowings

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with two banks. The SCA provides for a commitment of $500 million. Interest on any borrowings under the SCA is incurred at contracted market rates and a commitment fee for the unused

Prudential Short-Term Corporate Bond Fund, Inc.	63

Notes to Financial Statements

(Unaudited) continued

amount is accrued daily and paid quarterly. The Funds pay an annualized commitment fee of .15% of the unused portion of the SCA. The expiration date of the SCA is October 20, 2010. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions.

The Fund did not borrow any amounts pursuant to the SCA during the six months ended June 30, 2010.

Note 8. New Accounting Pronouncement

In January 2010, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements”. ASU 2010-06 will require reporting entities to make new disclosures about purchases, sales, issuances, and settlements in the roll forward of activity in Level 3 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2010. At this time, management is evaluating the implications of ASU No. 2010-06 and its impact on the financial statements has not been determined.

Note 9. Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

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Financial Highlights

(Unaudited)

Class A
Per Share Operating Performance:	Six Months Ended June 30, 2010(d)		Year Ended December 31,
			2009(d)	2008(d)	2007(d)	2006	2005
Net Asset Value, Beginning Of Period	$11.40		$10.47	$10.88	$10.76	$10.82	$11.23
Income (loss) from investment operations:
Net investment income	.18		.40	.45	.44	.41	.39
Net realized and unrealized gain (loss) on investment transactions	.13		.99	(.37)	.19	.02	(.29)
Total from investment operations	.31		1.39	.08	.63	.43	.10
Less Dividends and Distributions:
Dividends from net investment income	(.24)		(.46)	(.49)	(.51)	(.49)	(.51)
Capital Contributions	-	(g)	-	-	-	-	-
Net asset value, end of period	$11.47		$11.40	$10.47	$10.88	$10.76	$10.82
Total Return(a):	2.73%		13.53%	.77%	5.95%	4.03%	.86%

Ratios/Supplemental Data:
Net assets, end of period (000)	$1,470,597		$1,132,207	$227,052	$161,995	$170,262	$213,359
Average net assets (000)	$1,329,606		$641,058	$179,641	$163,819	$191,991	$209,594
Ratios to average net assets(b):
Expenses, including distribution and service (12b-1) fees(c)	.74%	(e)	.81%	.86%	.85%	.94%	.92%
Expenses, excluding distribution and service (12b-1) fees	.49%	(e)	.56%	.61%	.60%	.69%	.67%
Net investment income	3.20%	(e)	3.58%	4.21%	4.11%	3.80%	3.51%
For Class A, B, C, R and Z shares:
Portfolio turnover rate	47%	(f)	196%	83%	82%	61%	73%

(a) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.

(b) Does not include expenses of the underlying portfolio in which the Fund invests.

(c) The distributor of the Fund has contractually agreed to limit its distribution and service (12b-1) fees to .25% of the average daily net assets of the Class A shares.

(d) Calculated based on average shares outstanding during the period.

(e) Annualized.

(f) Not annualized.

(g) Less than $.005 per share.

See Notes to Financial Statements.

Prudential Short-Term Corporate Bond Fund, Inc.	65

Financial Highlights

(Unaudited) continued

Class B
	Six Months Ended June 30, 2010(c)		Year Ended December 31,
Per Share Operating Performance:			2009(c)	2008(c)	2007(c)	2006	2005
Net Asset Value, Beginning Of Period	$11.40		$10.47	$10.88	$10.76	$10.82	$11.23
Income (loss) from investment operations:
Net investment income	.14		.31	.37	.36	.33	.28
Net realized and unrealized gain (loss) on investment transactions	.13		1.00	(.37)	.18	.02	(.27)
Total from investment operations	.27		1.31	-	.54	.35	.01
Less Dividends and Distributions:
Dividends from net investment income	(.20)		(.38)	(.41)	(.42)	(.41)	(.42)
Capital Contributions	-	(f)	-	-	-	-	-
Net asset value, end of period	$11.47		$11.40	$10.47	$10.88	$10.76	$10.82
Total Return(a):	2.35%		12.64%	- (d)	5.16%	3.26%	.09%

Ratios/Supplemental Data:
Net assets, end of period (000)	$29,535		$20,847	$9,354	$15,023	$26,071	$41,733
Average net assets (000)	$24,436		$14,980	$12,519	$20,803	$34,619	$51,250
Ratios to average net assets(b):
Expenses, including distribution and service (12b-1) fees	1.49%	(e)	1.56%	1.61%	1.60%	1.69%	1.67%
Expenses, excluding distribution and service (12b-1) fees	.49%	(e)	.56%	.61%	.60%	.69%	.67%
Net investment income	2.46%	(e)	2.83%	3.44%	3.33%	3.05%	2.76%

(a) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.

(b) Does not include expenses of the underlying portfolio in which the Fund invests.

(c) Calculated based on average shares outstanding during the period.

(d) Less than .005%.

(e) Annualized.

(f) Less than $.005 per share.

See Notes to Financial Statements.

66	Visit our website at www.prudentialfunds.com

Class C
	Six Months Ended June 30, 2010(d)		Year Ended December 31,
Per Share Operating Performance:			2009(d)	2008(d)	2007(d)	2006	2005
Net Asset Value, Beginning Of Period	$11.40		$10.47	$10.88	$10.76	$10.82	$11.23
Income (loss) from investment operations:
Net investment income	.15		.34	.40	.39	.35	.31
Net realized and unrealized gain (loss) on investment transactions	.13		1.01	(.37)	.18	.02	(.27)
Total from investment operations	.28		1.35	.03	.57	.37	.04
Less Dividends and Distributions:
Dividends from net investment income	(.21)		(.42)	(.44)	(.45)	(.43)	(.45)
Capital Contributions	-	(f)	-	-	-	-	-
Net asset value, end of period	$11.47		$11.40	$10.47	$10.88	$10.76	$10.82
Total Return(a):	2.44%		13.05%	.27%	5.42%	3.51%	.34%

Ratios/Supplemental Data:
Net assets, end of period (000)	$1,140,809		$789,883	$35,727	$23,035	$26,739	$38,264
Average net assets (000)	$973,808		$341,332	$27,757	$24,817	$31,763	$46,358
Ratios to average net assets(b):
Expenses, including distribution and service (12b-1) fees(c)	1.33%	(e)	1.31%	1.36%	1.35%	1.44%	1.42%
Expenses, excluding distribution and service (12b-1) fees	.49%	(e)	.56%	.61%	.60%	.69%	.67%
Net investment income	2.61%	(e)	3.08%	3.72%	3.60%	3.30%	3.01%

(a) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.

(b) Does not include expenses of the underlying portfolio in which the Fund invests.

(c) The distributor of the Fund contractually agreed to limit its distribution and service (12b-1) fees to .75%

of the average daily net assets of the Class C shares through April 30, 2010.

(d) Calculated based on average shares outstanding during the period.

(e) Annualized.

(f) Less than $.005 per share.

See Notes to Financial Statements.

Prudential Short-Term Corporate Bond Fund, Inc.	67

Financial Highlights

(Unaudited) continued

Class R
	Six Months Ended June 30, 2010(d)		Year Ended December 31,
Per Share Operating Performance:			2009(d)	2008(d)	2007(d)	2006	2005
Net Asset Value, Beginning Of Period	$11.40		$10.47	$10.88	$10.76	$10.82	$11.23
Income from investment operations:
Net investment income	.17		.36	.43	.42	.38	.39
Net realized and unrealized gain (loss) on investment transactions	.12		1.01	(.37)	.18	.02	(.32)
Total from investment operations	.29		1.37	.06	.60	.40	.07
Less Dividends and Distributions:
Dividends from net investment income	(.22)		(.44)	(.47)	(.48)	(.46)	(.48)
Capital Contributions	-	(f)	-	-	-	-	-
Net asset value, end of period	$11.47		$11.40	$10.47	$10.88	$10.76	$10.82
Total Return(a):	2.60%		13.25%	.53%	5.70%	3.78%	.63%

Ratios/Supplemental Data:
Net assets, end of period (000)	$11,594		$6,982	$730	$141	$101	$3
Average net assets (000)	$9,555		$2,614	$301	$115	$66	$3
Ratios to average net assets(b):
Expenses, including distribution and service (12b-1) fees(c)	.99%	(e)	1.06%	1.11%	1.10%	1.19%	1.17%
Expenses, excluding distribution and service (12b-1) fees	.49%	(e)	.56%	.61%	.60%	.69%	.67%
Net investment income	2.96%	(e)	3.34%	4.04%	3.88%	3.58%	3.29%

(a) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for the periods of less than one full year are not annualized.

(b) Does not include expenses of the underlying portfolio in which the Fund invests.

(c) The distributor of the Fund has contractually agreed to limit its distribution and service (12b-1) fees to .50% of the average daily net assets of the Class R shares.

(d) Calculated based on average shares outstanding during the period.

(e) Annualized.

(f) Less than $.005 per share.

See Notes to Financial Statements.

68	Visit our website at www.prudentialfunds.com

Class Z
	Six Months Ended June 30, 2010(c)		Year Ended December 31,
Per Share Operating Performance:			2009(c)	2008(c)	2007(c)	2006	2005
Net Asset Value, Beginning Of Period	$11.42		$10.50	$10.91	$10.79	$10.85	$11.26
Income (loss) from investment operations:
Net investment income	.20		.43	.48	.47	.43	.41
Net realized and unrealized gain (loss) on investment transactions	.13		.98	(.37)	.18	.03	(.28)
Total from investment operations	.33		1.41	.11	.65	.46	.13
Less Dividends and Distributions:
Dividends from net investment income	(.25)		(.49)	(.52)	(.53)	(.52)	(.54)
Capital Contributions	-	(e)	-	-	-	-	-
Net asset value, end of period	$11.50		$11.42	$10.50	$10.91	$10.79	$10.85
Total Return(a):	2.94%		13.69%	1.02%	6.22%	4.29%	1.12%

Ratios/Supplemental Data:
Net assets, end of period (000)	$960,151		$673,025	$67,989	$61,719	$44,597	$53,652
Average net assets (000)	$808,701		$325,438	$62,409	$50,253	$48,027	$60,056
Ratios to average net assets(b):
Expenses, including distribution and service (12b-1) fees	.49%	(d)	.56%	.61%	.60%	.69%	.67%
Expenses, excluding distribution and service (12b-1) fees	.49%	(d)	.56%	.61%	.60%	.69%	.67%
Net investment income	3.46%	(d)	3.83%	4.45%	4.38%	4.05%	3.76%

(a) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for the periods of less than one full year are not annualized.

(b) Does not include expenses of the underlying portfolio in which the Fund invests.

(c) Calculated based on average shares outstanding during the period.

(d) Annualized.

(e) Less than $.005 per share.

See Notes to Financial Statements.

Prudential Short-Term Corporate Bond Fund, Inc.	69

Results of Proxy Voting

(Unaudited)

At a special meeting of shareholders held on March 9, 2010, Fund shareholders approved a proposal to elect Directors.

The individuals listed in the table below were elected as directors of the Fund. All directors, with the exception of Mr. Benjamin, served as directors to the Fund prior to the shareholder meeting.

Director	For	Withheld

Kevin J. Bannon	207,746,019.674	3,287,997.163

Linda W. Bynoe	207,086,818.766	3,947,198.071

Michael S. Hyland	207,429,887.724	3,604,129.113

Douglas H. McCorkindale	207,470,668.689	3,563,348.148

Stephen P. Munn	207,492,759.582	3,541,257.255

Richard A. Redeker	207,648,811.153	3,385,205.684

Robin B. Smith	207,545,561.901	3,488,454.936

Stephen G. Stoneburn	207,576,293.379	3,457,723.458

Judy A. Rice	207,805,118.209	3,228,898.628

Scott E. Benjamin	207,480,013.694	3,554,003.143

See Notes to Financial Statements.

70	Visit our website at www.prudentialfunds.com

Approval of Advisory Agreements

The Fund’s Board of Directors

The Board of Directors (the “Board”) of Prudential Short-Term Corporate Bond Fund, Inc. (the “Fund”) consists of 10 individuals, eight of whom are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Directors”). The Board is responsible for the oversight of the Fund and its operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Directors have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Director. The Board has established three standing committees: the Audit Committee, the Nominating and Governance Committee, and the Investment Committee. Each committee is chaired by, and composed of, Independent Directors.

Annual Approval of the Fund’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Fund’s management agreement with Prudential Investments LLC (“PI”) and the Fund’s subadvisory agreement with Prudential Investment Management, Inc. (“PIM”). In considering the renewal of the agreements, the Board, including all of the Independent Directors, met on June 21-23, 2010 and approved the renewal of the agreements through July 31, 2011, after concluding that the renewal of the agreements was in the best interests of the Fund and its shareholders.

In advance of the meetings, the Board requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with its consideration. Among other things, the Board considered comparative fee information from PI and PIM. Also, the Board considered comparisons with other mutual funds in relevant Peer Universes and Peer Groups. The mutual funds included in each Peer Universe or Peer Group were objectively determined by Lipper Inc. (“Lipper”), an independent provider of mutual fund data. The comparisons placed the Fund in various quartiles over the one-, three-, five-, and 10-year periods ending December 31, 2009, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

In approving the agreements, the Board, including the Independent Directors advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided by PI and the subadviser, the performance of the Fund, the profitability of PI and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with the Fund and its shareholders as the Fund’s assets grow. In their deliberations, the Directors did not

Prudential Short-Term Corporate Bond Fund, Inc.

Approval of Advisory Agreements (continued)

identify any single factor which alone was responsible for the Board’s decision to approve the agreements with respect to the Fund. In connection with its deliberations, the Board considered information provided by PI throughout the year at regular Board meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the meetings on June 21-23, 2010.

The Directors determined that the overall arrangements between the Fund and PI, which serves as the Fund’s investment manager pursuant to a management agreement, and between PI and PIM, which serves as the Fund’s subadviser pursuant to the terms of a subadvisory agreement with PI, are in the interest of the Fund and its shareholders in light of the services provided, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment.

The material factors and conclusions that formed the basis for the Directors’ reaching their determinations to approve the continuance of the agreements are separately discussed below.

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature, quality and extent of services provided to the Fund by PI and PIM. The Board considered the services provided by PI, including but not limited to the oversight of the subadviser for the Fund, as well as the provision of fund recordkeeping, compliance, and other services to the Fund. With respect to PI’s oversight of the subadviser, the Board noted that PI’s Strategic Investment Research Group (“SIRG”), which is a business unit of PI, is responsible for monitoring and reporting to PI’s senior management on the performance and operations of the subadviser. The Board also considered that PI pays the salaries of all of the officers and non-independent Directors of the Fund. The Board also considered the investment subadvisory services provided by PIM, as well as adherence to the Fund’s investment restrictions and compliance with applicable Fund policies and procedures. The Board considered PI’s evaluation of the subadviser, as well as PI’s recommendation, based on its review of the subadviser, to renew the subadvisory agreement.

The Board reviewed the qualifications, backgrounds and responsibilities of PI’s senior management responsible for the oversight of the Fund and PIM, and also reviewed the qualifications, backgrounds and responsibilities of PIM’s portfolio managers who are responsible for the day-to-day management of the Fund’s portfolio. The Board was provided with information pertaining to PI’s and PIM’s organizational structure, senior management, investment operations, and other relevant information pertaining to both PI and PIM. The Board also noted that it received favorable compliance reports

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from the Fund’s Chief Compliance Officer (“CCO”) as to both PI and PIM. The Board noted that PIM is affiliated with PI.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PI and the subadvisory services provided to the Fund by PIM, and that there was a reasonable basis on which to conclude that the Fund benefits from the services provided by PI and PIM under the management and subadvisory agreements.

Performance of the Fund

The Board received and considered information about the Fund’s historical performance. The Board considered that the Fund’s gross performance in relation to its Peer Universe (the Lipper Short-Intermediate Investment-Grade Debt Universe) was in the first quartile over the three- and five-year periods, and in the second quartile over the one- and 10-year periods. The Board also noted that the Fund outperformed its benchmark index over the one-, three-, and five-year periods, though it underperformed the benchmark for the 10-year period. The Board concluded that, in light of the Fund’s competitive performance, it would be in the interest of the Fund and its shareholders to renew the agreements.

Fees and Expenses

The Board considered that the Fund’s actual management fee (which reflects any subsidies, expense caps or waivers) and the Fund’s total expenses both ranked in the Expense Group’s first quartile. The Board concluded that the management fees and total expenses were reasonable in light of the services provided.

Costs of Services and Profits Realized by PI

The Board was provided with information on the profitability of PI and its affiliates in serving as the Fund’s investment manager. The Board discussed with PI the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. Taking these factors into account, the Board concluded that the profitability of PI and its affiliates in relation to the services rendered was not unreasonable. The Board did not separately consider the profitability of the subadviser, an affiliate of PI, as its profitability was reflected in the profitability report for PI.

Prudential Short-Term Corporate Bond Fund, Inc.

Approval of Advisory Agreements (continued)

Economies of Scale

The Board noted that the management fee schedule for the Fund does not contain breakpoints that would reduce the fee rate on assets above specified levels. The Board received and discussed information concerning whether PI realizes economies of scale as the Fund’s assets grow beyond current levels. In light of the Fund’s current size and expense structure, the Board concluded that the absence of breakpoints in the Fund’s fee schedule is acceptable at this time.

Other Benefits to PI and PIM

The Board considered potential ancillary benefits that might be received by PI and PIM and their affiliates as a result of their relationship with the Fund. The Board concluded that potential benefits to be derived by PI included transfer agency fees received by the Fund’s transfer agent (which is affiliated with PI), as well as benefits to the reputation or other intangible benefits resulting from PI’s association with the Fund. The Board concluded that the potential benefits to be derived by PIM included the ability to use soft dollar credits, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to the reputation. The Board concluded that the benefits derived by PI and PIM were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

After full consideration of these factors, the Board concluded that the approval of the agreements was in the best interest of the Fund and its shareholders.

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■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.prudentialfunds.com

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Commission’s website.

DIRECTORS
Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Michael S. Hyland • Douglas H. McCorkindale • Stephen P. Munn • Richard A. Redeker • Judy A. Rice • Robin B. Smith • Stephen G. Stoneburn

OFFICERS
Judy A. Rice, President • Scott E. Benjamin, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Kathryn L. Quirk, Chief Legal Officer • Deborah A. Docs, Secretary • Timothy J. Knierim, Chief Compliance Officer • Valerie M. Simpson, Deputy Chief Compliance Officer • Theresa C. Thompson, Deputy Chief Compliance Officer • Noreen M. Fierro, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • John P. Schwartz, Assistant Secretary • Andrew R. French, Assistant Secretary • M. Sadiq Peshimam, Assistant Treasurer • Peter Parrella, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISER	Prudential Investment Management, Inc.	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus for the Fund contains this and other information about the Fund. An investor may obtain a prospectus by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.prudentialfunds.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via e-mail when new materials are available. You can cancel your enrollment or change your e-mail address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, Prudential Short-Term Corporate Bond Fund, Inc., Prudential Investments, Attn: Board of Directors, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (202) 551-8090. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each fiscal quarter.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

Prudential Short-Term Corporate Bond Fund, Inc.
Share Class	A	B	C	R	Z
NASDAQ	PBSMX	PSMBX	PIFCX	JDTRX	PIFZX
CUSIP	74441R102	74441R201	74441R300	74441R409	74441R508

MF140E2    0184987-00001-00

Item 2 – Code of Ethics – Not required, as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 – Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 – Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits

(a)	(1) Code of Ethics – Not required, as this is not an annual filing.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3) Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  Prudential Short-Term Corporate Bond Fund, Inc.

By	/s/ DEBORAH A. DOCS
Deborah A. Docs
Secretary

Date August 24, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JUDY A. RICE
Judy A. Rice
President and Principal Executive Officer

Date August 24, 2010

By	/s/ GRACE C. TORRES
Grace C. Torres
Treasurer and Principal Financial Officer

Date August 24, 2010